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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08529
                                   ---------------------------------------------

                                 Monteagle Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  6550 Directors Parkway                Abilene, Texas                 79606
--------------------------------------------------------------------------------
        (Address of principal executive offices)                     (Zip code)

                                Carl C. Peterson

 Parkway Advisors, L.P.       6550 Directors Parkway       Abilene, Texas 79606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (325) 698-3868
                                                    ----------------------------

Date of fiscal year end:        August 31, 2009
                           --------------------------

Date of reporting period:       February 28, 2009
                           --------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                          [BACKGROUND GRAPHIC OMITTED]

                  MONTEAGLE FUNDS

                  Fixed Income Fund
                  Quality Growth Fund
                  Large Cap Growth Fund
                  Select Value Fund
                  Value Fund
                  Informed Investor Growth Fund

                  SEMI-ANNUAL REPORT
                  FEBRUARY 28, 2009
                  (UNAUDITED)

                                                         -----------------
                                                         [GRAPHIC OMITTED]
                                                          MONTEAGLE FUNDS
                                                         -----------------

TABLE OF CONTENTS
================================================================================

SUPPLEMENTARY PORTFOLIO INFORMATION........................................    2

FINANCIAL STATEMENTS OF THE MONTEAGLE FUNDS

Schedule of Investments:
   Fixed Income Fund.......................................................    8
   Quality Growth Fund.....................................................   12
   Large Cap Growth Fund...................................................   16
   Select Value Fund.......................................................   18
   Value Fund..............................................................   21
   Informed Investor Growth Fund...........................................   23

Statements of Assets and Liabilities.......................................   24

Statements of Operations...................................................   26

Statements of Changes in Net Assets .......................................   28

Financial Highlights.......................................................   34

Notes to Financial Statements..............................................   40

Other Information..........................................................   49

About Your Funds' Expenses.................................................   50

Board Approval of Management Agreement for the Funds.......................   53

Board Approval of Subadvisory Agreement for
   Monteagle Fixed Income Fund.............................................   55
   Monteagle Quality Growth Fund...........................................   57
   Monteagle Select Value Fund.............................................   59

================================================================================
MONTEAGLE FIXED INCOME FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================


FUND PROFILE:

TOP TEN LONG-TERM PORTFOLIO HOLDINGS                 (% OF NET ASSETS)
----------------------------------------------------------------------

FNMA, Pool #386008, 4.52%, due 04/01/2013                   3.4%
GNMA, Series 2003-81-PB, 6.00%, due 03/20/2029              3.1%
FNMA, 5.00%, due 08/02/2012                                 2.5%
U.S. Treasury Notes, 3.75%, due 11/15/2018                  2.4%
FHLMC, Series 3290, 5.50%, due 03/15/2035                   2.4%
GNMA, Pool #676516, 6.00%, due 02/15/2038                   2.1%
Johnson & Johnson, 5.15%, due 07/15/2018                    2.0%
FHLMC, Series 2841, 5.00%, due 08/15/2019                   2.0%
FNMA, 5.55%, due 02/16/2017                                 1.9%
General Dynamics Corp., 5.25%, due 02/01/2014               1.9%


SECTOR ALLOCATION                                    (% OF NET ASSETS)
----------------------------------------------------------------------

U.S. Government and Agency Obligations                     39.0%
Corporate Bonds                                            34.9%
Mortgage-Backed Securities                                 22.0%
Municipal Obligations                                       0.7%
Money Market Funds                                          2.4%
Other Assets in Excess of Liabilities                       1.0%
                                                         -------
                                                          100.0%
                                                         =======

================================================================================
MONTEAGLE QUALITY GROWTH FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================

FUND PROFILE:

TOP TEN EQUITY HOLDINGS                              (% OF NET ASSETS)
----------------------------------------------------------------------
Microsoft Corp.                                             3.4%
International Business Machines Corp.                       3.3%
Wal-Mart Stores, Inc.                                       3.0%
Danaher Corp.                                               2.9%
C. R. Bard, Inc.                                            2.8%
Cisco Systems, Inc.                                         2.7%
Abbott Laboratories                                         2.3%
PepsiCo, Inc.                                               2.3%
Hewlett-Packard Co.                                         2.3%
Burger King Holdings, Inc.                                  2.2%


TOP TEN PORTFOLIO INDUSTRIES                         (% OF NET ASSETS)
----------------------------------------------------------------------
Computers & Peripherals                                     8.1%
Software                                                    7.2%
Oil, Gas & Consumable Fuels                                 5.9%
Food & Staples Retailing                                    5.2%
Health Care Equipment & Supplies                            5.2%
Communications Equipment                                    4.8%
Pharmaceuticals                                             4.5%
Aerospace & Defense                                         4.3%
Beverages                                                   4.3%
Semiconductors & Semiconductor Equipment                    4.2%
                                                         -------
                                                           53.7%
                                                         =======


ECONOMIC SECTORS WITH CASH AND OTHER ASSETS          (% OF NET ASSETS)
----------------------------------------------------------------------
Information Technology                                     31.3%
Health Care                                                15.5%
Consumer Staples                                           13.2%
Industrials                                                12.5%
Consumer Discretionary                                      9.9%
Energy                                                      8.2%
Materials                                                   4.3%
Financials                                                  3.1%
Utilities                                                   1.3%
Money Market Funds                                          0.6%
Other Assets in Excess of Liabilities                       0.1%
                                                         -------
                                                          100.0%
                                                         =======

================================================================================
MONTEAGLE LARGE CAP GROWTH FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================

FUND PROFILE:

TOP TEN EQUITY HOLDINGS                              (% OF NET ASSETS)
----------------------------------------------------------------------
Oracle Corp.                                                5.2%
McDonald's Corp.                                            4.9%
Becton, Dickinson and Co.                                   4.9%
Wal-Mart Stores, Inc.                                       4.8%
Visa, Inc. - Class A                                        4.6%
Gilead Sciences, Inc.                                       4.6%
International Business Machines Corp.                       4.5%
PepsiCo, Inc.                                               4.5%
Apple, Inc.                                                 3.9%
Exxon Mobil Corp.                                           3.8%


TOP TEN PORTFOLIO INDUSTRIES                         (% OF NET ASSETS)
----------------------------------------------------------------------
Computers & Peripherals                                    11.1%
Oil, Gas & Consumable Fuels                                 7.8%
IT Services                                                 7.8%
Chemicals                                                   6.8%
Biotechnology                                               6.2%
Pharmaceuticals                                             5.3%
Software                                                    5.2%
Hotels, Restaurants & Leisure                               4.9%
Health Care Equipment & Supplies                            4.9%
Food & Staples Retailing                                    4.8%
                                                         -------
                                                           64.8%
                                                         =======


ECONOMIC SECTORS WITH CASH AND OTHER ASSETS          (% OF NET ASSETS)
----------------------------------------------------------------------
Information Technology                                     26.4%
Health Care                                                18.3%
Money Market Funds                                         12.7%
Consumer Staples                                           12.0%
Energy                                                      7.8%
Materials                                                   6.8%
Consumer Discretionary                                      6.5%
Industrials                                                 6.2%
Financials                                                  3.2%
Other Assets in Excess of Liabilities                       0.1%
                                                         -------
                                                          100.0%
                                                         =======

================================================================================
MONTEAGLE SELECT VALUE FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================

FUND PROFILE:

TOP TEN EQUITY HOLDINGS                              (% OF NET ASSETS)
----------------------------------------------------------------------
AT&T, Inc.                                                  4.6%
Kohl's Corp.                                                4.3%
Intel Corp.                                                 4.0%
QUALCOMM, Inc.                                              3.9%
Schering-Plough Corp.                                       3.6%
Applied Materials, Inc.                                     3.4%
Bemis Co., Inc.                                             3.3%
Gap, Inc. (The)                                             3.0%
Texas Instruments, Inc.                                     2.8%
Target Corp.                                                2.8%


TOP TEN PORTFOLIO INDUSTRIES                         (% OF NET ASSETS)
----------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                   10.2%
Multi-Line Retail                                           7.1%
Pharmaceuticals                                             6.3%
Energy Equipment & Services                                 5.5%
Health Care Providers & Services                            5.4%
Machinery                                                   5.2%
Diversified Telecommunication Services                      4.6%
Communications Equipment                                    4.5%
Containers & Packaging                                      3.3%
Specialty Retail                                            3.0%
                                                         -------
                                                           55.1%
                                                         =======


ECONOMIC SECTORS WITH CASH AND OTHER ASSETS          (% OF NET ASSETS)
----------------------------------------------------------------------
Information Technology                                     17.9%
Money Market Funds                                         17.0%
Consumer Discretionary                                     15.4%
Health Care                                                11.7%
Industrials                                                 9.6%
Energy                                                      7.8%
Materials                                                   6.8%
Telecommunication Services                                  6.1%
Financials                                                  5.7%
Consumer Staples                                            1.6%
Other Assets in Excess of Liabilities                       0.4%
                                                         -------
                                                          100.0%
                                                         =======

================================================================================
MONTEAGLE VALUE FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================

FUND PROFILE:

TOP TEN EQUITY HOLDINGS                              (% OF NET ASSETS)
----------------------------------------------------------------------
Barrick Gold Corp.                                          7.3%
Newmont Mining Corp.                                        7.2%
Tidewater, Inc.                                             7.1%
Transocean Ltd.                                             6.0%
Halliburton Co.                                             5.3%
Goodrich Corp.                                              4.8%
Schering-Plough Corp.                                       4.7%
AT&T, Inc.                                                  4.6%
Spectra Energy Corp.                                        3.7%
Marathon Oil Corp.                                          3.6%


TOP TEN PORTFOLIO INDUSTRIES                         (% OF NET ASSETS)
----------------------------------------------------------------------
Energy Equipment & Services                                27.4%
Metals & Mining                                            15.8%
Pharmaceuticals                                             8.2%
Diversified Telecommunication Services                      7.9%
Oil, Gas & Consumable Fuels                                 7.3%
Aerospace & Defense                                         4.8%
Semiconductors & Semiconductor Equipment                    3.6%
Specialty Retail                                            3.5%
Electric Utilities                                          3.3%
Software                                                    2.8%
                                                         -------
                                                           84.6%
                                                         =======


ECONOMIC SECTORS WITH CASH AND OTHER ASSETS          (% OF NET ASSETS)
----------------------------------------------------------------------
Energy                                                     34.7%
Materials                                                  18.5%
Information Technology                                      8.3%
Health Care                                                 8.2%
Telecommunication Services                                  7.9%
Money Market Funds                                          6.8%
Industrials                                                 6.6%
Consumer Discretionary                                      5.3%
Utilities                                                   3.3%
Other Assets in Excess of Liabilities                       0.4%
                                                         -------
                                                          100.0%
                                                         =======

================================================================================
MONTEAGLE INFORMED INVESTOR GROWTH FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================

FUND PROFILE:

EQUITY HOLDINGS                                      (% OF NET ASSETS)
----------------------------------------------------------------------
UltraShort S&P 500 ProShares                               19.8%
Corinthian Colleges, Inc.                                   6.1%
Myriad Genetics, Inc.                                       6.0%
Fidelity National Financial, Inc. - Class A                 5.7%
Netflix, Inc.                                               5.2%
ITT Educational Services, Inc.                              4.1%
DeVry, Inc.                                                 1.0%
O'Reilly Automotive, Inc.                                   1.0%
AutoZone, Inc.                                              1.0%


PORTFOLIO INDUSTRIES                                 (% OF NET ASSETS)
----------------------------------------------------------------------
Diversified Consumer Services                              11.2%
Biotechnology                                               6.0%
Insurance                                                   5.7%
Internet & Catalog Retail                                   5.2%
Specialty Retail                                            2.0%
                                                         -------
                                                           30.1%
                                                         =======


ECONOMIC SECTORS WITH CASH AND OTHER ASSETS          (% OF NET ASSETS)
----------------------------------------------------------------------
Other Assets in Excess of Liabilities                      38.7%
Exchange-Traded Funds                                      19.8%
Consumer Discretionary                                     18.4%
Money Market Funds                                         11.4%
Health Care                                                 6.0%
Financials                                                  5.7%
                                                         -------
                                                          100.0%
                                                         =======

================================================================================
MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================
 PAR VALUE   U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 39.0%           VALUE
--------------------------------------------------------------------------------

             U.S. TREASURY NOTES -- 4.0%
$  500,000   3.125%, due 09/30/2013                                $    526,993
   750,000   3.75%, due 11/15/2018                                      794,942
                                                                   ------------
                                                                      1,321,935
                                                                   ------------
             FEDERAL FARM CREDIT BANK -- 3.0%
   200,000   6.82%, due 03/16/2009                                      200,484
   250,000   5.375%, due 07/18/2011                                     271,272
   500,000   5.55%, due 07/30/2015                                      504,936
                                                                   ------------
                                                                        976,692
                                                                   ------------
             FEDERAL HOME LOAN BANK -- 16.5%
   500,000   6.795%, due 06/30/2009                                     510,163
   250,000   5.375%, due 07/17/2009                                     254,487
   250,000   5.75%, due 05/15/2012                                      278,249
   200,000   5.80%, due 06/12/2013                                      202,660
   250,000   5.125%, due 08/14/2013                                     276,388
   500,000   5.50%, due 08/28/2013                                      510,388
   500,000   5.25%, due 06/18/2014                                      554,242
   250,000   5.50%, due 08/25/2014                                      261,392
   250,000   5.00%, due 09/03/2015                                      252,480
   500,000   5.50%, due 10/19/2016                                      510,757
   250,000   5.75%, due 03/13/2017                                      250,347
   500,000   6.00%, due 07/27/2017                                      521,112
   500,000   5.25%, due 11/08/2017                                      515,725
   500,000   5.05%, due 01/03/2018                                      511,722
                                                                   ------------
                                                                      5,410,112
                                                                   ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.5%
   400,000   7.00%, due 03/15/2010                                      423,765
   500,000   5.625%, due 03/15/2011                                     540,006
   500,000   6.00%, due 08/18/2016                                      508,400
                                                                   ------------
                                                                      1,472,171
                                                                   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.0%
   500,000   7.25%, due 01/15/2010                                      526,302
   500,000   4.00%, due 07/02/2010                                      504,830
   750,000   5.00%, due 08/02/2012                                      825,818
   500,000   5.00%, due 03/02/2015                                      548,290
   600,000   5.55%, due 02/16/2017                                      618,836
   300,000   5.25%, due 01/16/2018                                      299,158
   280,000   5.08%, due 06/24/2018                                      277,534
                                                                   ------------
                                                                      3,600,768
                                                                   ------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost $12,325,484)                                    $ 12,781,678
                                                                   ------------

================================================================================
MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS -- 34.9%                                  VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE -- 3.4%
$  575,000   General Dynamics Corp., 5.25%, due 02/01/2014         $    610,215
   500,000   United Technologies Corp., 5.375%, due 12/15/2017          511,476
                                                                   ------------
                                                                      1,121,691
                                                                   ------------
             BEVERAGES -- 4.2%
   300,000   Anheuser-Busch Cos., Inc., 6.00%, due 04/15/2011           308,012
   500,000   Bottling Group, LLC, 4.625%, due 11/15/2012                517,391
   500,000   Coca-Cola Co. (The), 5.75%, due 03/15/2011                 534,247
                                                                   ------------
                                                                      1,359,650
                                                                   ------------
             BIOTECHNOLOGY -- 0.8%
   250,000   Amgen, Inc., 4.85%, due 11/18/2014                         251,627
                                                                   ------------

             CAPITAL MARKETS -- 2.7%
   245,000   Credit Suisse First Boston USA, Inc., 4.70%,
             due 06/01/2009                                             246,017
   500,000   Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/2018     447,679
   200,000   Morgan Stanley, 6.60%, due 04/01/2012                      198,726
                                                                   ------------
                                                                        892,422
                                                                   ------------
             COMMERCIAL BANKS -- 2.3%
   500,000   SunTrust Bank, 6.375%, due 04/01/2011                      500,102
   250,000   Wells Fargo & Co., 5.25%, due 10/23/2012                   245,046
                                                                   ------------
                                                                        745,148
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 0.8%
   250,000   Pitney Bowes, Inc., 5.75%, due 09/15/2017                  254,801
                                                                   ------------

             COMPUTERS & PERIPHERALS -- 1.1%
   350,000   Hewlett-Packard Co., 6.125%, due 03/01/2014                370,903
                                                                   ------------

             CONSUMER FINANCE -- 1.5%
   500,000   American Express Co., 4.75%, due 06/17/2009                499,475
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 2.1%
   500,000   Bank of America Corp., 4.875%, due 01/15/2013              439,096
   250,000   Bear Stearns Co., Inc., 3.25%, due 03/25/2009              250,013
                                                                   ------------
                                                                        689,109
                                                                   ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
   200,000   SBC Communications, Inc., 5.625%, due 06/15/2016           197,134
                                                                   ------------

             ELECTRICAL EQUIPMENT -- 0.8%
   250,000   Emerson Electric Co., 5.125%, due 12/01/2016               251,630
                                                                   ------------

================================================================================
MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS -- 34.9% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

             FOOD PRODUCTS -- 2.0%
$  250,000   Campbell Soup Co., 6.75%, due 02/15/2011              $    269,802
   400,000   McCormick & Co., Inc., 5.25%, due 09/01/2013               386,121
                                                                   ------------
                                                                        655,923
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 0.7%
   250,000   UnitedHealth Group, Inc., 5.00%, due 08/15/2014            238,137
                                                                   ------------

             HOUSEHOLD PRODUCTS -- 0.8%
   250,000   Kimberly-Clark Corp., 5.00%, due 08/15/2013                252,722
                                                                   ------------

             INSURANCE -- 0.6%
   230,000   Prudential Financial, Inc., 5.15%, due 01/15/2013          205,945
                                                                   ------------

             METALS & MINING -- 1.2%
   500,000   Alcoa, Inc., 5.375%, due 01/15/2013                        397,035
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 2.4%
   250,000   ConocoPhillips, 5.50%, due 04/15/2013                      260,090
   500,000   Shell International Finance, 5.625%, due 06/27/2011        538,257
                                                                   ------------
                                                                        798,347
                                                                   ------------
             PERSONAL PRODUCTS -- 1.7%
   500,000   Estee Lauder Cos., Inc. (The), 7.75%, due 11/01/2013       544,238
                                                                   ------------

             PHARMACEUTICALS -- 2.8%
   250,000   Abbott Laboratories, 5.15%, due 11/30/2012                 269,734
   600,000   Johnson & Johnson, 5.15%, due 07/15/2018                   656,363
                                                                   ------------
                                                                        926,097
                                                                   ------------
             SOFTWARE -- 1.6%
   500,000   Oracle Corp., 5.00%, due 01/15/2011                        523,969
                                                                   ------------

             SPECIALTY RETAIL -- 0.8%
   250,000   Lowe's Cos., Inc., 5.60%, due 09/15/2012                   258,761
                                                                   ------------

             TOTAL CORPORATE BONDS (Cost $11,507,537)              $ 11,434,764
                                                                   ------------

================================================================================
MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   MORTGAGE-BACKED SECURITIES -- 22.0%                       VALUE
--------------------------------------------------------------------------------

             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.6%
$  327,510   Series 2840, 5.00%, due 08/15/2015                    $    340,642
   629,686   Series 2841, 5.00%, due 08/15/2019                         649,265
   205,693   Series 15-L, 7.00%, due 07/25/2023                         217,757
   750,000   Series 3290, 5.50%, due 03/15/2035                         775,615
   189,363   Series 3058, 5.50%, due 10/15/2035                         192,677
                                                                   ------------
                                                                      2,175,956
                                                                   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.7%
 1,100,000   Pool #386008, 4.52%, due 04/01/2013                      1,127,227
   211,926   Pool #725421, 7.00%, due 09/01/2017                        222,621
   399,959   Pool #545759, 6.50%, due 07/01/2032                        421,608
   300,000   Series 2003-54, 5.50%, due 09/25/2032                      312,355
   151,757   Pool #754289, 6.00%, due 11/01/2033                        157,573
   580,411   Pool #882684, 6.00%, due 06/01/2036                        600,661
                                                                   ------------
                                                                      2,842,045
                                                                   ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.7%
   284,108   Pool #648337, 5.00%, due 10/15/2020                        296,568
 1,000,000   Series 2003-81-PB, 6.00%, due 03/20/2029                 1,029,218
   174,170   Pool #476998, 6.50%, due 07/15/2029                        182,846
   659,424   Pool #676516, 6.00%, due 02/15/2038                        682,947
                                                                   ------------
                                                                      2,191,579
                                                                   ------------

             TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,106,621)    $  7,209,580
                                                                   ------------

================================================================================
 PAR VALUE   MUNICIPAL OBLIGATIONS -- 0.7%                             VALUE
--------------------------------------------------------------------------------

             GEORGIA -- 0.7%
$  230,000   Atlanta & Fulton County Recreation Authority,
                Revenue, 6.625%, due 12/01/2011 (Cost $230,364)    $    234,043
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 2.4%                                VALUE
--------------------------------------------------------------------------------

   759,316   State Street Institutional U.S. Government
                Money Market Fund, 0.09% (a) (Cost $759,316)       $    759,316
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 99.0%
                (Cost $31,929,322)                                 $ 32,419,381

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%              324,071
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 32,743,452
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of February 28, 2009.

The accompanying notes are an integral part of the financial statements.

================================================================================
MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 99.3%                                    VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE -- 4.3%
     2,000   Boeing Co. (The)                                      $     62,880
     2,985   Honeywell International, Inc.                               80,088
     2,275   Precision Castparts Corp.                                  126,103
     2,425   United Technologies Corp.                                   99,013
                                                                   ------------
                                                                        368,084
                                                                   ------------
             AIR FREIGHT & LOGISTICS -- 1.3%
     1,715   Expeditors International of Washington, Inc.                47,248
     1,610   United Parcel Service, Inc. - Class B                       66,300
                                                                   ------------
                                                                        113,548
                                                                   ------------
             AIRLINES -- 0.4%
     5,780   Southwest Airlines Co.                                      34,044
                                                                   ------------

             BEVERAGES -- 4.3%
     4,100   Coca-Cola Co. (The)                                        167,485
     4,075   PepsiCo, Inc.                                              196,170
                                                                   ------------
                                                                        363,655
                                                                   ------------
             BIOTECHNOLOGY -- 4.0%
     1,700   Genentech, Inc. (a)                                        145,435
       685   Genzyme Corp. (a)                                           41,737
     3,414   Gilead Sciences, Inc. (a)                                  152,947
                                                                   ------------
                                                                        340,119
                                                                   ------------
             CAPITAL MARKETS -- 1.4%
     1,800   Franklin Resources, Inc.                                    82,440
     8,925   Janus Capital Group, Inc.                                   39,359
                                                                   ------------
                                                                        121,799
                                                                   ------------
             CHEMICALS -- 3.3%
     2,080   Air Products & Chemicals, Inc.                              96,200
     2,380   Monsanto Co.                                               181,523
                                                                   ------------
                                                                        277,723
                                                                   ------------
             COMMUNICATIONS EQUIPMENT -- 4.8%
    15,675   Cisco Systems, Inc. (a)                                    228,385
     5,425   QUALCOMM, Inc.                                             181,358
                                                                   ------------
                                                                        409,743
                                                                   ------------
             COMPUTERS & PERIPHERALS -- 8.1%
     1,900   Apple, Inc. (a)                                            169,689
     5,200   Dell, Inc. (a)                                              44,356
     6,650   Hewlett-Packard Co.                                        193,049
     3,065   International Business Machines Corp.                      282,072
                                                                   ------------
                                                                        689,166
                                                                   ------------

================================================================================
MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 99.3% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             DIVERSIFIED FINANCIAL SERVICES -- 1.1%
     6,075   Bank of America Corp.                                 $     23,996
     1,190   IntercontinentalExchange, Inc. (a)                          67,556
                                                                   ------------
                                                                         91,552
                                                                   ------------
             ELECTRIC UTILITIES -- 1.3%
     2,325   Exelon Corp.                                               109,786
                                                                   ------------

             ELECTRICAL EQUIPMENT -- 1.5%
     3,100   Roper Industries, Inc.                                     128,185
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.5%
     4,975   Amphenol Corp. - Class A                                   126,465
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES -- 2.3%
     5,090   Cameron International Corp. (a)                             98,135
     2,500   Schlumberger Ltd.                                           95,150
                                                                   ------------
                                                                        193,285
                                                                   ------------
             FOOD & STAPLES RETAILING -- 5.2%
     3,600   CVS Caremark Corp.                                          92,664
     4,500   Sysco Corp.                                                 96,750
     5,165   Wal-Mart Stores, Inc.                                      254,325
                                                                   ------------
                                                                        443,739
                                                                   ------------
             FOOD PRODUCTS -- 1.1%
     2,975   McCormick & Co., Inc.                                       93,266
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES -- 5.2%
     1,250   Baxter International, Inc.                                  63,638
     2,950   C.R. Bard, Inc.                                            236,767
     2,600   Medtronic, Inc.                                             76,934
     2,000   St. Jude Medical, Inc. (a)                                  66,320
                                                                   ------------
                                                                        443,659
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 1.0%
     1,765   Express Scripts, Inc. (a)                                   88,780
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE -- 3.5%
     8,540   Burger King Holdings, Inc.                                 183,525
     2,190   McDonald's Corp.                                           114,427
                                                                   ------------
                                                                        297,952
                                                                   ------------
             HOUSEHOLD PRODUCTS -- 1.5%
     2,675   Procter & Gamble Co. (The)                                 128,855
                                                                   ------------

================================================================================
MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 99.3% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             INSURANCE -- 0.2%
     1,090   AFLAC, Inc.                                           $     18,268
                                                                   ------------

             INTERNET SOFTWARE & SERVICES -- 2.6%
       505   Google, Inc. - Class A (a)                                 170,685
     3,900   Yahoo!, Inc. (a)                                            51,597
                                                                   ------------
                                                                        222,282
                                                                   ------------
             IT SERVICES -- 2.9%
     3,200   Cognizant Technology Solutions Corp. - Class A (a)          58,880
     1,700   Visa, Inc. - Class A                                        96,407
     8,400   Western Union Co.                                           93,744
                                                                   ------------
                                                                        249,031
                                                                   ------------
             LIFE SCIENCES TOOLS & SERVICES -- 0.8%
     1,305   Techne Corp.                                                63,749
                                                                   ------------

             MACHINERY -- 4.2%
     4,785   Danaher Corp.                                              242,887
     2,510   Deere & Co.                                                 69,000
     1,980   Harsco Corp.                                                40,907
                                                                   ------------
                                                                        352,794
                                                                   ------------
             MEDIA -- 2.9%
     4,100   DIRECTV Group, Inc. (The) (a)                               81,754
     9,750   Walt Disney Co. (The)                                      163,508
                                                                   ------------
                                                                        245,262
                                                                   ------------
             METALS & MINING -- 1.0%
     2,700   Freeport-McMoRan Copper & Gold, Inc.                        82,134
                                                                   ------------

             MULTI-LINE RETAIL -- 0.8%
     2,300   Target Corp.                                                65,113
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 5.9%
     2,750   Apache Corp.                                               162,497
     2,360   Exxon Mobil Corp.                                          160,244
     1,850   Occidental Petroleum Corp.                                  95,960
     3,420   Peabody Energy Corp.                                        80,951
                                                                   ------------
                                                                        499,652
                                                                   ------------
             PERSONAL PRODUCTS -- 1.1%
     4,315   Alberto-Culver Co.                                          95,534
                                                                   ------------

             PHARMACEUTICALS -- 4.5%
     4,175   Abbott Laboratories                                        197,645
     2,000   Johnson & Johnson                                          100,000
     3,465   Merck & Co., Inc.                                           83,853
                                                                   ------------
                                                                        381,498
                                                                   ------------

================================================================================
MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 99.3% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.4%
     6,275   ProLogis                                              $     36,332
                                                                   ------------

             ROAD & RAIL -- 0.8%
     1,900   Union Pacific Corp.                                         71,288
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.2%
    13,450   Intel Corp.                                                171,353
     7,800   Microchip Technology, Inc.                                 146,406
     3,000   Texas Instruments, Inc.                                     43,050
                                                                   ------------
                                                                        360,809
                                                                   ------------
             SOFTWARE -- 7.2%
     8,000   Activision Blizzard, Inc. (a)                               80,240
     1,800   Adobe Systems, Inc. (a)                                     30,060
     1,735   ANSYS, Inc. (a)                                             34,995
    17,900   Microsoft Corp.                                            289,085
    11,200   Oracle Corp. (a)                                           174,048
                                                                   ------------
                                                                        608,428
                                                                   ------------
             SPECIALTY RETAIL -- 1.6%
     2,800   GameStop Corp. - Class A (a)                                75,376
     3,910   Lowe's Cos., Inc.                                           61,934
                                                                   ------------
                                                                        137,310
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
     2,225   NIKE, Inc. - Class B                                        92,404
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $11,906,019)                $  8,445,293
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 0.6%                                VALUE
--------------------------------------------------------------------------------

    45,878   State Street Institutional U.S. Government
                Money Market Fund, 0.09% (b) (Cost $45,878)        $     45,878
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 99.9%
                (Cost $11,951,897)                                 $  8,491,171

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                9,918
                                                                   ------------

             NET ASSETS -- 100.0%                                  $  8,501,089
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of February 28, 2009.

The accompanying notes are an integral part of the financial statements.

================================================================================
MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 87.2%                                    VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE -- 2.9%
     6,200   Lockheed Martin Corp.                                 $    391,282
                                                                   ------------

             BEVERAGES -- 4.5%
    12,500   PepsiCo, Inc.                                              601,750
                                                                   ------------

             BIOTECHNOLOGY -- 6.2%
     4,400   Amgen, Inc. (a)                                            215,292
    13,800   Gilead Sciences, Inc. (a)                                  618,240
                                                                   ------------
                                                                        833,532
                                                                   ------------
             CAPITAL MARKETS -- 3.2%
     7,750   Northern Trust Corp.                                       430,513
                                                                   ------------

             CHEMICALS -- 6.8%
     6,600   Monsanto Co.                                               503,382
     9,400   Mosaic Co. (The)                                           404,670
                                                                   ------------
                                                                        908,052
                                                                   ------------
             COMPUTERS & PERIPHERALS -- 11.1%
     5,900   Apple, Inc. (a)                                            526,929
    12,200   Hewlett-Packard Co.                                        354,166
     6,600   International Business Machines Corp.                      607,398
                                                                   ------------
                                                                      1,488,493
                                                                   ------------
             CONSTRUCTION & ENGINEERING -- 3.3%
     7,150   Fluor Corp.                                                237,737
     6,000   Jacobs Engineering Group, Inc. (a)                         202,440
                                                                   ------------
                                                                        440,177
                                                                   ------------
             DIVERSIFIED CONSUMER SERVICES -- 1.6%
     2,900   Apollo Group, Inc. - Class A (a)                           210,250
                                                                   ------------

             FOOD & STAPLES RETAILING -- 4.8%
    13,100   Wal-Mart Stores, Inc.                                      645,044
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES -- 4.9%
    10,600   Becton, Dickinson and Co.                                  656,034
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES -- 1.9%
     6,200   Medco Health Solutions, Inc. (a)                           251,596
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE -- 4.9%
    12,600   McDonald's Corp.                                           658,350
                                                                   ------------

================================================================================
MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 87.2% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             HOUSEHOLD PRODUCTS -- 2.7%
     7,600   Procter & Gamble Co. (The)                            $    366,092
                                                                   ------------

             INTERNET SOFTWARE & SERVICES -- 2.3%
       900   Google, Inc. - Class A (a)                                 304,191
                                                                   ------------

             IT SERVICES -- 7.8%
     8,100   Accenture Ltd. - Class A                                   236,439
    10,450   Cognizant Technology Solutions Corp. - Class A (a)         192,280
    11,000   Visa, Inc. - Class A                                       623,810
                                                                   ------------
                                                                      1,052,529
                                                                   ------------
             OIL, GAS & CONSUMABLE FUELS -- 7.8%
     4,500   Chevron Corp.                                              273,195
     7,600   Exxon Mobil Corp.                                          516,040
     9,200   Southwestern Energy Co. (a)                                264,684
                                                                   ------------
                                                                      1,053,919
                                                                   ------------
             PHARMACEUTICALS -- 5.3%
     5,000   Abbott Laboratories                                        236,700
     4,500   Johnson & Johnson                                          225,000
     5,650   Teva Pharmaceutical Industries Ltd. - ADR                  251,877
                                                                   ------------
                                                                        713,577
                                                                   ------------
             SOFTWARE -- 5.2%
    45,000   Oracle Corp. (a)                                           699,300
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $13,588,541)                $ 11,704,681
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 12.7%                               VALUE
--------------------------------------------------------------------------------

 1,705,184   State Street Institutional U.S. Government Money
                Market Fund, 0.09% (b) (Cost $1,705,184)           $  1,705,184
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 99.9%
                (Cost $15,293,725)                                 $ 13,409,865

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%               13,708
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 13,423,573
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of February 28, 2009.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

================================================================================
MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 82.6%                                    VALUE
--------------------------------------------------------------------------------

             AUTOMOBILES -- 1.2%
     7,500   Harley-Davidson, Inc.                                 $     75,750
                                                                   ------------

             BUILDING PRODUCTS -- 1.2%
    14,200   Masco Corp.                                                 73,130
                                                                   ------------

             CAPITAL MARKETS -- 1.6%
     5,000   Morgan Stanley                                              97,700
                                                                   ------------

             CHEMICALS -- 1.7%
     6,597   Ashland, Inc.                                               38,988
     9,564   Dow Chemical Co. (The)                                      68,478
                                                                   ------------
                                                                        107,466
                                                                   ------------
             COMMERCIAL BANKS -- 1.6%
    14,300   KeyCorp                                                    100,243
                                                                   ------------

             COMMUNICATIONS EQUIPMENT -- 4.5%
    10,000   Motorola, Inc.                                              35,200
     7,180   QUALCOMM, Inc.                                             240,027
                                                                   ------------
                                                                        275,227
                                                                   ------------
             CONTAINERS & PACKAGING -- 3.3%
    11,040   Bemis Co., Inc.                                            205,013
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 2.5%
    10,342   Bank of America Corp.                                       40,851
    13,500   CIT Group, Inc.                                             33,075
       436   CME Group, Inc.                                             79,526
                                                                   ------------
                                                                        153,452
                                                                   ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.6%
    12,000   AT&T, Inc.                                                 285,240
                                                                   ------------

             ELECTRICAL EQUIPMENT -- 1.7%
     5,259   Rockwell Automation, Inc.                                  105,706
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.5%
    21,500   Jabil Circuit, Inc.                                         89,010
                                                                   ------------

================================================================================
MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 82.6% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             ENERGY EQUIPMENT & SERVICES -- 5.5%
     5,200   Halliburton Co.                                       $     84,812
     8,873   Rowan Cos., Inc.                                           107,452
     2,415   Transocean Ltd. (a)                                        144,345
                                                                   ------------
                                                                        336,609
                                                                   ------------
             FOOD & STAPLES RETAILING -- 1.6%
     8,200   Whole Foods Market, Inc.                                    99,630
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES -- 5.4%
     8,167   UnitedHealth Group, Inc.                                   160,482
     5,016   WellPoint, Inc. (a)                                        170,143
                                                                   ------------
                                                                        330,625
                                                                   ------------
             HOTELS, RESTAURANTS & LEISURE -- 2.8%
    18,700   Starbucks Corp. (a)                                        171,105
                                                                   ------------

             HOUSEHOLD DURABLES -- 1.3%
    14,600   Newell Rubbermaid, Inc.                                     82,490
                                                                   ------------

             INDUSTRIAL CONGLOMERATES -- 1.5%
    11,100   General Electric Co.                                        94,461
                                                                   ------------

             IT SERVICES -- 1.7%
     5,800   Cognizant Technology Solutions Corp. - Class A (a)         106,720
                                                                   ------------

             MACHINERY -- 5.2%
     6,876   Dover Corp.                                                171,488
     5,957   PACCAR, Inc.                                               149,342
                                                                   ------------
                                                                        320,830
                                                                   ------------
             METALS & MINING -- 1.8%
    19,000   Titanium Metals Corp.                                      110,960
                                                                   ------------

             MULTI-LINE RETAIL -- 7.1%
     7,500   Kohl's Corp. (a)                                           263,550
     6,121   Target Corp.                                               173,286
                                                                   ------------
                                                                        436,836
                                                                   ------------
             OIL, GAS & CONSUMABLE FUELS -- 2.3%
     3,784   ConocoPhillips                                             141,332
                                                                   ------------

             PHARMACEUTICALS -- 6.3%
    13,500   Pfizer, Inc.                                               166,185
    12,700   Schering-Plough Corp.                                      220,853
                                                                   ------------
                                                                        387,038
                                                                   ------------

================================================================================
MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 82.6% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 10.2%
    22,477   Applied Materials, Inc.                               $    207,013
    19,438   Intel Corp.                                                247,640
    12,200   Texas Instruments, Inc.                                    175,070
                                                                   ------------
                                                                        629,723
                                                                   ------------
             SPECIALTY RETAIL -- 3.0%
    17,151   Gap, Inc. (The)                                            185,059
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
    27,200   Sprint Nextel Corp. (a)                                     89,488
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $11,102,637)                $  5,090,843
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 17.0%                               VALUE
--------------------------------------------------------------------------------

 1,046,666   State Street Institutional U.S. Government Money
                Market Fund, 0.09% (b) (Cost $1,046,666)           $  1,046,666
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 99.6%
                (Cost $12,149,303)                                 $  6,137,509

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%               23,191
                                                                   ------------

             NET ASSETS -- 100.0%                                  $  6,160,700
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of February 28, 2009.

The accompanying notes are an integral part of the financial statements.

================================================================================
MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 92.8%                                    VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE -- 4.8%
    15,000   Goodrich Corp.                                        $    497,100
                                                                   ------------

             CHEMICALS -- 2.7%
    14,750   E.I. du Pont de Nemours & Co.                              276,710
                                                                   ------------

             COMMUNICATIONS EQUIPMENT -- 1.7%
    15,000   Avocent Corp. (a)                                          179,700
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.9%
    20,000   AT&T, Inc.                                                 475,400
       226   FairPoint Communications, Inc.                                 445
    12,000   Verizon Communications, Inc.                               342,360
                                                                   ------------
                                                                        818,205
                                                                   ------------
             ELECTRIC UTILITIES -- 3.3%
    25,550   Duke Energy Corp.                                          344,159
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.2%
   100,000   Sanmina-SCI Corp. (a)                                       25,000
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES -- 27.4%
     7,000   Baker Hughes, Inc.                                         205,170
    34,000   Halliburton Co.                                            554,540
    12,000   Helmerich & Payne, Inc.                                    283,920
    12,000   Nabors Industries Ltd. (a)                                 116,520
    26,450   Rowan Cos., Inc.                                           320,310
    21,000   Tidewater, Inc.                                            741,720
    10,494   Transocean Ltd. (a)                                        627,226
                                                                   ------------
                                                                      2,849,406
                                                                   ------------
             MACHINERY -- 1.8%
    25,000   Trinity Industries, Inc.                                   184,500
                                                                   ------------

             METALS & MINING -- 15.8%
    22,000   Alcoa, Inc.                                                137,060
    25,000   Barrick Gold Corp.                                         755,000
    18,000   Newmont Mining Corp.                                       749,340
                                                                   ------------
                                                                      1,641,400
                                                                   ------------
             MULTI-LINE RETAIL -- 1.8%
     5,000   Sears Holdings Corp. (a)                                   183,800
                                                                   ------------

================================================================================
MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 92.8% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             OIL, GAS & CONSUMABLE FUELS -- 7.3%
    16,000   Marathon Oil Corp.                                    $    372,320
    30,000   Spectra Energy Corp.                                       390,000
                                                                   ------------
                                                                        762,320
                                                                   ------------
             PHARMACEUTICALS -- 8.2%
    30,000   Pfizer, Inc.                                               369,300
    28,000   Schering-Plough Corp.                                      486,920
                                                                   ------------
                                                                        856,220
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.6%
    17,000   Applied Materials, Inc.                                    156,570
    17,000   Intel Corp.                                                216,580
                                                                   ------------
                                                                        373,150
                                                                   ------------
             SOFTWARE -- 2.8%
    18,000   Microsoft Corp.                                            290,700
                                                                   ------------

             SPECIALTY RETAIL -- 3.5%
    34,000   Gap, Inc. (The)                                            366,860
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $12,142,961)                $  9,649,230
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 6.8%                                VALUE
--------------------------------------------------------------------------------

   709,513   State Street Institutional U.S. Government Money
                Market Fund, 0.09% (b) (Cost $709,513)             $    709,513
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 99.6%
                (Cost $12,852,474)                                 $ 10,358,743

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%               45,018
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 10,403,761
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of February 28, 2009.

The accompanying notes are an integral part of the financial statements.

================================================================================
MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 30.1%                                    VALUE
--------------------------------------------------------------------------------

             BIOTECHNOLOGY -- 6.0%
     7,800   Myriad Genetics, Inc. (a)                             $    615,030
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES -- 11.2%
    31,800   Corinthian Colleges, Inc. (a)                              626,460
     2,000   DeVry, Inc.                                                103,900
     3,700   ITT Educational Services, Inc. (a)                         419,950
                                                                   ------------
                                                                      1,150,310
                                                                   ------------
             INSURANCE -- 5.7%
    35,500   Fidelity National Financial, Inc. - Class A                588,235
                                                                   ------------

             INTERNET & CATALOG RETAIL -- 5.2%
    14,600   Netflix, Inc. (a)                                          527,644
                                                                   ------------

             SPECIALTY RETAIL -- 2.0%
       700   AutoZone, Inc. (a)                                          99,561
     3,100   O'Reilly Automotive, Inc. (a)                              103,416
                                                                   ------------
                                                                        202,977
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $3,340,236)                 $  3,084,196
                                                                   ------------

================================================================================
    SHARES   EXCHANGE-TRADED FUNDS -- 19.8%                            VALUE
--------------------------------------------------------------------------------

    20,700   UltraShort S&P500 ProShares (Cost $2,046,642)         $  2,033,982
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 11.4%                               VALUE
--------------------------------------------------------------------------------

 1,168,324   State Street Institutional U.S. Government Money
                Market Fund, 0.09% (b) (Cost $1,168,324)           $  1,168,324
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 61.3%
                (Cost $6,555,202)                                  $  6,286,502

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 38.7%           3,965,306
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 10,251,808
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of February 28, 2009.

The accompanying notes are an integral part of the financial statements.

================================================================================================================
MONTEAGLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================================================
                                                                       FIXED          QUALITY         LARGE CAP
                                                                       INCOME          GROWTH          GROWTH
                                                                        FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost                                                 $ 31,929,322    $ 11,951,897    $ 15,293,725
                                                                    ============    ============    ============
  At market value (Note 2)                                          $ 32,419,381    $  8,491,171    $ 13,409,865
Cash                                                                      11,260              --              --
Dividends and interest receivable                                        348,817          16,333          23,164
Prepaid Trustees' fees                                                     4,852           2,068           3,168
Other assets                                                               1,486             588           1,050
                                                                    ------------    ------------    ------------
  TOTAL ASSETS                                                        32,785,796       8,510,160      13,437,247
                                                                    ------------    ------------    ------------

LIABILITIES
Income distribution payable                                                2,603              --              --
Payable for capital shares redeemed                                       15,000             215              --
Due to Adviser (Note 3)                                                   24,358           8,473          13,291
Accrued compliance service fees (Note 3)                                     383             383             383
                                                                    ------------    ------------    ------------
  TOTAL LIABILITIES                                                       42,344           9,071          13,674
                                                                    ------------    ------------    ------------

NET ASSETS                                                          $ 32,743,452    $  8,501,089    $ 13,423,573
                                                                    ============    ============    ============

NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 33,996,401    $ 15,896,566    $ 25,130,180
Accumulated undistributed net investment income                               79          20,323          18,279
Accumulated net realized losses on investments                        (1,743,087)     (3,955,074)     (9,841,026)
Net unrealized appreciation (depreciation) on investments                490,059      (3,460,726)     (1,883,860)
                                                                    ------------    ------------    ------------
NET ASSETS                                                          $ 32,743,452    $  8,501,089    $ 13,423,573
                                                                    ============    ============    ============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                3,245,983       1,654,027       3,542,808
                                                                    ============    ============    ============

Net asset value, offering and redemption price per share (Note 2)   $      10.09    $       5.14    $       3.79
                                                                    ============    ============    ============

The accompanying notes are an integral part of the financial statements.

================================================================================================================
MONTEAGLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================================================
                                                                                                       INFORMED
                                                                        SELECT                         INVESTOR
                                                                        VALUE          VALUE            GROWTH
                                                                         FUND           FUND             FUND
----------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost                                                 $ 12,149,303    $ 12,852,474    $  6,555,202
                                                                    ============    ============    ============
  At market value (Note 2)                                          $  6,137,509    $ 10,358,743    $  6,286,502
Receivable for capital shares sold                                            --           1,000              --
Receivable for investment securities sold                                     --              --       6,228,224
Dividends receivable                                                      27,616          51,400             833
Prepaid Trustees' fees                                                     1,671           2,612             118
Other assets                                                                 474             821              --
                                                                    ------------    ------------    ------------
  TOTAL ASSETS                                                         6,167,270      10,414,576      12,515,677
                                                                    ------------    ------------    ------------

LIABILITIES
Payable for investment securities purchased                                   --              --       2,253,410
Due to Adviser (Note 3)                                                    6,187          10,432          10,076
Accrued compliance service fees (Note 3)                                     383             383             383
                                                                    ------------    ------------    ------------
  TOTAL LIABILITIES                                                        6,570          10,815       2,263,869
                                                                    ------------    ------------    ------------

NET ASSETS                                                          $  6,160,700    $ 10,403,761    $ 10,251,808
                                                                    ============    ============    ============

NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 12,322,533    $ 13,455,575    $ 11,161,370
Accumulated undistributed net investment income (loss)                    32,666          52,413         (29,303)
Accumulated net realized losses on investments                          (182,705)       (610,496)       (611,559)
Net unrealized depreciation on investments                            (6,011,794)     (2,493,731)       (268,700)
                                                                    ------------    ------------    ------------
NET ASSETS                                                          $  6,160,700    $ 10,403,761    $ 10,251,808
                                                                    ============    ============    ============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                  995,584       1,146,140       1,202,755
                                                                    ============    ============    ============

Net asset value, offering and redemption price per share (Note 2)   $       6.19    $       9.08    $       8.52
                                                                    ============    ============    ============

The accompanying notes are an integral part of the financial statements.

======================================================================================
MONTEAGLE FUNDS
STATEMENTS 0F OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009 (UNAUDITED)
======================================================================================
                                              FIXED         QUALITY         LARGE CAP
                                              INCOME         GROWTH          GROWTH
                                               FUND           FUND            FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                $    783,346    $         --    $         --
  Dividends                                      3,725          85,843         121,193
                                          ------------    ------------    ------------
    TOTAL INVESTMENT INCOME                    787,071          85,843         121,193
                                          ------------    ------------    ------------

EXPENSES
  Investment advisory fees (Note 3)            154,665          60,948          96,998
  Trustees' fees                                 5,231           1,632           2,602
  Compliance service fees (Note 3)               2,473           2,473           2,473
  ICI membership fees                            1,036             467             841
                                          ------------    ------------    ------------
    TOTAL EXPENSES                             163,405          65,520         102,914
                                          ------------    ------------    ------------

NET INVESTMENT INCOME                          623,666          20,323          18,279
                                          ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Net realized losses on investments          (260,362)       (980,145)     (4,766,792)
  Net change in unrealized appreciation
    (depreciation) on investments              394,415      (4,601,576)     (4,257,686)
                                          ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS                      134,053      (5,581,721)     (9,024,478)
                                          ------------    ------------    ------------

NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS              $    757,719    $ (5,561,398)   $ (9,006,199)
                                          ============    ============    ============

The accompanying notes are an integral part of the financial statements.

======================================================================================
MONTEAGLE FUNDS
STATEMENTS 0F OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009 (UNAUDITED)
======================================================================================
                                                                            INFORMED
                                             SELECT                         INVESTOR
                                             VALUE           VALUE           GROWTH
                                              FUND            FUND            FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                $        773    $         --    $         --
  Dividends                                    119,615         171,840          30,191
  Foreign withholding tax                           --            (750)             --
                                          ------------    ------------    ------------
    TOTAL INVESTMENT INCOME                    120,388         171,090          30,191
                                          ------------    ------------    ------------

EXPENSES
  Investment advisory fees (Note 3)             47,499          75,624          55,525
  Compliance service fees (Note 3)               2,473           2,473           2,473
  Trustees' fees                                 1,273           2,020           1,496
  ICI membership fees                              399             649              --
                                          ------------    ------------    ------------
    TOTAL EXPENSES                              51,644          80,766          59,494
                                          ------------    ------------    ------------

NET INVESTMENT INCOME (LOSS)                    68,744          90,324         (29,303)
                                          ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Net realized gains on investments             25,538          45,194         708,943
  Net change in unrealized appreciation
    (depreciation) on investments           (5,429,162)     (8,847,422)       (313,550)
                                          ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS                   (5,403,624)     (8,802,228)        395,393
                                          ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                         $ (5,334,880)   $ (8,711,904)   $    366,090
                                          ============    ============    ============

The accompanying notes are an integral part of the financial statements.

====================================================================================================
MONTEAGLE FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                        FEBRUARY 28,       ENDED
                                                                            2009         AUGUST 31,
                                                                         (UNAUDITED)        2008
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                 $    623,666    $  1,296,394
  Net realized gains (losses) on investments                                (260,362)         47,540
  Net change in unrealized appreciation (depreciation) on investments        394,415         281,937
                                                                        ------------    ------------
Net increase in net assets from operations                                   757,719       1,625,871
                                                                        ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                (623,587)     (1,296,394)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                   85,111       1,487,622
  Reinvestment of distributions to shareholders                              585,359       1,200,696
  Payments for shares redeemed                                              (382,571)     (3,569,831)
                                                                        ------------    ------------
Net increase (decrease) in net assets from capital share transactions        287,899        (881,513)
                                                                        ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                      422,031        (552,036)

NET ASSETS
  Beginning of period                                                     32,321,421      32,873,457
                                                                        ------------    ------------
  End of period                                                         $ 32,743,452    $ 32,321,421
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                         $         79    $         --
                                                                        ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                  8,499         146,181
  Shares issued in reinvestment of distribution to shareholders               58,586         118,803
  Shares redeemed                                                            (38,186)       (349,432)
                                                                        ------------    ------------
  Net increase (decrease) in shares outstanding                               28,899         (84,448)
  Shares outstanding, beginning of period                                  3,217,084       3,301,532
                                                                        ------------    ------------
  Shares outstanding, end of period                                        3,245,983       3,217,084
                                                                        ============    ============

The accompanying notes are an integral part of the financial statements.

====================================================================================================
MONTEAGLE QUALITY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                        FEBRUARY 28,       ENDED
                                                                            2009         AUGUST 31,
                                                                         (UNAUDITED)        2008
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                                          $     20,323    $     (8,062)
  Net realized losses on investments                                        (980,145)       (255,405)
  Net change in unrealized appreciation (depreciation) on investments     (4,601,576)       (377,494)
                                                                        ------------    ------------
Net decrease in net assets from operations                                (5,561,398)       (640,961)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                  662,579       1,597,287
  Payments for shares redeemed                                              (802,847)     (1,624,942)
                                                                        ------------    ------------
Net decrease in net assets from capital share transactions                  (140,268)        (27,655)
                                                                        ------------    ------------

TOTAL DECREASE IN NET ASSETS                                              (5,701,666)       (668,616)

NET ASSETS
  Beginning of period                                                     14,202,755      14,871,371
                                                                        ------------    ------------
  End of period                                                         $  8,501,089    $ 14,202,755
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                         $     20,323    $         --
                                                                        ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                109,667         183,296
  Shares redeemed                                                           (134,707)       (186,641)
                                                                        ------------    ------------
  Net decrease in shares outstanding                                         (25,040)         (3,345)
  Shares outstanding, beginning of period                                  1,679,067       1,682,412
                                                                        ------------    ------------
  Shares outstanding, end of period                                        1,654,027       1,679,067
                                                                        ============    ============

The accompanying notes are an integral part of the financial statements.

====================================================================================================
MONTEAGLE LARGE CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                        FEBRUARY 28,       ENDED
                                                                            2009         AUGUST 31,
                                                                         (UNAUDITED)        2008
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                                          $     18,279    $    (62,258)
  Net realized losses on investments                                      (4,766,792)       (112,406)
  Net change in unrealized appreciation (depreciation) on investments     (4,257,686)     (3,453,136)
                                                                        ------------    ------------
Net decrease in net assets from operations                                (9,006,199)     (3,627,800)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                    7,862         432,054
  Payments for shares redeemed                                              (325,533)     (3,026,980)
                                                                        ------------    ------------
Net decrease in net assets from capital share transactions                  (317,671)     (2,594,926)
                                                                        ------------    ------------

TOTAL DECREASE IN NET ASSETS                                              (9,323,870)     (6,222,726)

NET ASSETS
  Beginning of period                                                     22,747,443      28,970,169
                                                                        ------------    ------------
  End of period                                                         $ 13,423,573    $ 22,747,443
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                         $     18,279    $         --
                                                                        ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                  1,598          63,364
  Shares redeemed                                                            (79,651)       (466,124)
                                                                        ------------    ------------
  Net decrease in shares outstanding                                         (78,053)       (402,760)
  Shares outstanding, beginning of period                                  3,620,861       4,023,621
                                                                        ------------    ------------
  Shares outstanding, end of period                                        3,542,808       3,620,861
                                                                        ============    ============

The accompanying notes are an integral part of the financial statements.

====================================================================================================
MONTEAGLE SELECT VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                        FEBRUARY 28,       ENDED
                                                                            2009         AUGUST 31,
                                                                         (UNAUDITED)        2008
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                 $     68,744    $    122,501
  Net realized gains (losses) on investments                                  25,538        (196,168)
  Net change in unrealized appreciation (depreciation) on investments     (5,429,162)     (1,821,329)
                                                                        ------------    ------------
Net decrease in net assets from operations                                (5,334,880)     (1,894,996)
                                                                        ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                 (64,688)       (113,679)
  From net realized gains on investments                                          --      (1,690,778)
                                                                        ------------    ------------
Decrease in net assets from distributions to shareholders                    (64,688)     (1,804,457)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                   28,704         309,853
  Reinvestment of distributions to shareholders                               58,597       1,624,984
  Payments for shares redeemed                                               (28,967)       (361,021)
                                                                        ------------    ------------
Net increase in net assets from capital share transactions                    58,334       1,573,816
                                                                        ------------    ------------

TOTAL DECREASE IN NET ASSETS                                              (5,341,234)     (2,125,637)

NET ASSETS
  Beginning of period                                                     11,501,934      13,627,571
                                                                        ------------    ------------
  End of period                                                         $  6,160,700    $ 11,501,934
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                         $     32,666    $     28,610
                                                                        ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                  3,762          24,033
  Shares issued in reinvestment of distributions to shareholders               6,714         124,478
  Shares redeemed                                                             (3,958)        (29,164)
                                                                        ------------    ------------
  Net increase in shares outstanding                                           6,518         119,347
  Shares outstanding, beginning of period                                    989,066         869,719
                                                                        ------------    ------------
  Shares outstanding, end of period                                          995,584         989,066
                                                                        ============    ============

The accompanying notes are an integral part of the financial statements.

====================================================================================================
MONTEAGLE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                        FEBRUARY 28,       ENDED
                                                                            2009         AUGUST 31,
                                                                         (UNAUDITED)        2008
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                 $     90,324    $     84,531
  Net realized gains (losses) on investments                                  45,194        (651,422)
  Net change in unrealized appreciation (depreciation) on investments     (8,847,422)       (471,978)
                                                                        ------------    ------------
Net decrease in net assets from operations                                (8,711,904)     (1,038,869)
                                                                        ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                 (60,111)       (133,912)
  From net realized gains on investments                                          --      (2,073,545)
                                                                        ------------    ------------
Decrease in net assets from distributions to shareholders                    (60,111)     (2,207,457)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                  516,077       1,587,809
  Reinvestment of distributions to shareholders                                3,092          13,713
  Payments for shares redeemed                                              (760,780)     (2,032,009)
                                                                        ------------    ------------
Net decrease in net assets from capital share transactions                  (241,611)       (430,487)
                                                                        ------------    ------------

TOTAL DECREASE IN NET ASSETS                                              (9,013,626)     (3,676,813)

NET ASSETS
  Beginning of period                                                     19,417,387      23,094,200
                                                                        ------------    ------------
  End of period                                                         $ 10,403,761    $ 19,417,387
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                         $     52,413    $     22,200
                                                                        ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                 47,863          91,414
  Shares issued in reinvestment of distributions to shareholders                 278             774
  Shares redeemed                                                            (66,593)       (115,569)
                                                                        ------------    ------------
  Net decrease in shares outstanding                                         (18,452)        (23,381)
  Shares oustanding, beginning of period                                   1,164,592       1,187,973
                                                                        ------------    ------------
  Shares oustanding, end of period                                         1,146,140       1,164,592
                                                                        ============    ============

The accompanying notes are an integral part of the financial statements.

====================================================================================================
MONTEAGLE INFORMED INVESTOR GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS
                                                                            ENDED          PERIOD
                                                                        FEBRUARY 28,        ENDED
                                                                            2009         AUGUST 31,
                                                                         (UNAUDITED)      2008 (a)
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                                   $    (29,303)   $    (21,187)
  Net realized gains (losses) on investments                                 708,943      (1,320,502)
  Net change in unrealized appreciation (depreciation) on investments       (313,550)         44,850
                                                                        ------------    ------------
Net increase (decrease) in net assets from operations                        366,090      (1,296,839)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                3,032,795      10,500,545
  Payments for shares redeemed                                            (2,324,277)        (26,506)
                                                                        ------------    ------------
Net increase in net assets from capital share transactions                   708,518      10,474,039
                                                                        ------------    ------------

TOTAL INCREASE IN NET ASSETS                                               1,074,608       9,177,200

NET ASSETS
  Beginning of period                                                      9,177,200              --
                                                                        ------------    ------------
  End of period                                                         $ 10,251,808    $  9,177,200
                                                                        ============    ============

ACCUMULATED NET INVESTMENT LOSS                                         $    (29,303)   $         --
                                                                        ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                444,416       1,043,027
  Shares redeemed                                                           (282,087)         (2,601)
                                                                        ------------    ------------
  Net increase in shares outstanding                                         162,329       1,040,426
  Shares outstanding, beginning of period                                  1,040,426              --
                                                                        ------------    ------------
  Shares outstanding, end of period                                        1,202,755       1,040,426
                                                                        ============    ============

(a) Represents the period from the commencement of operations (April 3, 2008) through August 31, 2008.

The accompanying notes are an integral part of the financial statements.

===================================================================================================================================
MONTEAGLE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               SIX MONTHS
                                                 ENDED          YEAR           YEAR           YEAR           YEAR           YEAR
                                               FEBRUARY 28,    ENDED          ENDED          ENDED          ENDED          ENDED
                                                  2009       AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                              (UNAUDITED)       2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period                         $    10.05     $     9.96     $     9.91     $    10.38     $    10.77     $    10.96
                                              ----------     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income                             0.19           0.40           0.40           0.38(a)        0.38           0.41
  Net realized and unrealized
      gains (losses) on investments                 0.04           0.09           0.05          (0.31)         (0.20)         (0.03)
                                              ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                    0.23           0.49           0.45           0.07           0.18           0.38
                                              ----------     ----------     ----------     ----------     ----------     ----------

Less distributions:
  From net investment income                       (0.19)         (0.40)         (0.40)         (0.38)         (0.38)         (0.41)
  From net realized gains
    on investments                                    --             --             --          (0.16)         (0.19)         (0.16)
                                              ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                                (0.19)         (0.40)         (0.40)         (0.54)         (0.57)         (0.57)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period              $    10.09     $    10.05     $     9.96     $     9.91     $    10.38     $    10.77
                                              ==========     ==========     ==========     ==========     ==========     ==========

Total return (b)                                   2.35%(c)       4.94%          4.68%          0.78%          1.72%          3.49%
                                              ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's)           $   32,743     $   32,321     $   32,873     $   42,447     $   24,087     $   26,423
                                              ==========     ==========     ==========     ==========     ==========     ==========

Ratio of operating expenses to
  average net assets after
  reimbursement/waiver of fees                     1.02%(d)       1.01%          1.00%          1.00%          1.17%          1.15%

Ratio of operating expenses to
  average net assets before
  reimbursement/waiver of fees                     1.02%(d)       1.01%          1.00%          1.13%          1.17%          1.15%

Ratio of net investment income to
  average net assets after
  reimbursement/waiver of fees                     3.88%(d)       3.93%          4.12%          3.75%          3.63%          3.71%

Portfolio turnover rate                              21%(c)         55%            19%            17%            58%            27%

(a) Net investment income per share is based on average shares outstanding during the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

The accompanying notes are an integral part of the financial statements.

===================================================================================================================================
MONTEAGLE QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                               SIX MONTHS
                                  ENDED          YEAR         YEAR     EIGHT MONTHS        YEAR            YEAR          YEAR
                               FEBRUARY 28,     ENDED        ENDED         ENDED          ENDED           ENDED         ENDED
                                  2009        AUGUST 31,   AUGUST 31,   AUGUST 31,     DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                               (UNAUDITED)       2008         2007        2006 (a)         2005            2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
 beginning of period            $   8.46       $   8.84     $   7.75     $   7.90        $   7.69        $   7.40      $   6.16
                                --------       --------     --------     --------        --------        --------      --------

Income (loss) from
 investment operations:
 Net investment
  income (loss)                     0.01          (0.00)       (0.01)       (0.00)(b)(c)    (0.00)(b)(d)     0.01(b)      (0.01)(b)
 Net realized and
  unrealized gains
  (losses) on investments          (3.33)         (0.38)        1.10        (0.15)           0.21            0.29          1.25
                                --------       --------     --------     --------        --------        --------      --------
Total from investment
 operations                        (3.32)         (0.38)        1.09        (0.15)           0.21            0.30          1.24
                                --------       --------     --------     --------        --------        --------      --------

Less distributions:
 From net investment
  income                              --             --           --           --           (0.00)(e)       (0.01)        (0.00)(f)
                                --------       --------     --------     --------        --------        --------      --------
Net asset value at
 end of period                  $   5.14       $   8.46     $   8.84     $   7.75        $   7.90        $   7.69      $   7.40
                                ========       ========     ========     ========        ========        ========      ========

Total return (g)                 (39.24%)(h)     (4.30%)      14.06%       (1.90%)(h)       2.77%           4.11%        20.20%
                                ========       ========     ========     ========        ========        ========      ========

Net assets at end
 of period (000's)              $  8,501       $ 14,203     $ 14,871     $ 19,070        $ 19,278        $ 15,841      $ 13,140
                                ========       ========     ========     ========        ========        ========      ========

Ratio of operating expenses
 to average net assets after
 reimbursement/
 waiver of fees                    1.29%(i)       1.25%        1.23%        1.26%(i)        1.26%           1.25%         1.25%
Ratio of operating expenses
 to average net assets
 before reimbursement/
 waiver of fees                    1.29%(i)       1.25%        1.23%        1.48%(i)        1.54%           1.69%         2.44%
Ratio of net investment
 income (loss) to average net
 assets after reimbursement/
 waiver of fees                    0.40%(i)      (0.05%)      (0.08%)      (0.08%)(i)      (0.04%)          0.19%        (0.11%)

Portfolio turnover rate              18%(h)         26%          72%          63%             92%             94%           88%

(a)   Fund changed fiscal year end to August 31.

(b) Net investment income (loss) per share is based on average shares outstanding during the period.

(c)   Net investment loss per share was $(0.0042)

(d)   Net investment loss per share was $(0.0031)

(e)   Distributions per share were $(0.0032)

(f)   Distributions per share were $(0.0038)

(g) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(h)   Not annualized.

(i)   Annualized.

The accompanying notes are an integral part of the financial statements.

===================================================================================================================================
MONTEAGLE LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               SIX MONTHS
                                                 ENDED          YEAR           YEAR           YEAR           YEAR           YEAR
                                               FEBRUARY 28,    ENDED          ENDED          ENDED          ENDED          ENDED
                                                  2009       AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                              (UNAUDITED)       2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period                         $     6.28     $     7.20     $     6.02     $     6.27     $     5.43     $     4.99
                                              ----------     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income (loss)                      0.01          (0.02)         (0.03)         (0.04)(a)      (0.03)         (0.04)
  Net realized and unrealized
    gains (losses) on investments                  (2.50)         (0.90)          1.21          (0.21)          0.87           0.49
                                              ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                   (2.49)         (0.92)          1.18          (0.25)          0.84           0.45
                                              ----------     ----------     ----------     ----------     ----------     ----------

Less distributions:
  From net investment income                          --             --             --             --             --          (0.01)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period              $     3.79     $     6.28     $     7.20     $     6.02     $     6.27     $     5.43
                                              ==========     ==========     ==========     ==========     ==========     ==========

Total return (b)                                 (39.65%)(c)    (12.78%)        19.60%         (3.99%)        15.47%          8.89%
                                              ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end
  of period (000's)                           $   13,424     $   22,747     $   28,970     $   28,773     $   31,361     $   12,867
                                              ==========     ==========     ==========     ==========     ==========     ==========

Ratio of operating expenses to
  average net assets after
  reimbursement/waiver of fees                     1.27%(d)       1.24%          1.21%          1.21%          1.36%          1.37%

Ratio of operating expenses to
  average net assets before
  reimbursement/waiver of fees                     1.27%(d)       1.24%          1.21%          1.32%          1.36%          1.37%

Ratio of net investment income
  (loss) to average net assets after
  reimbursement/waiver of fees                     0.23%(d)      (0.23%)        (0.48%)        (0.62%)        (0.56%)        (0.75%)

Portfolio turnover rate                              38%(c)         64%            49%            76%            60%            67%

(a) Net investment loss per share is based on average shares outstanding during the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

The accompanying notes are an integral part of the financial statements.

===================================================================================================================================
MONTEAGLE SELECT VALUE FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                               SIX MONTHS
                                  ENDED          YEAR         YEAR     EIGHT MONTHS        YEAR            YEAR          YEAR
                               FEBRUARY 28,     ENDED        ENDED         ENDED          ENDED           ENDED         ENDED
                                  2009        AUGUST 31,   AUGUST 31,   AUGUST 31,     DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                               (UNAUDITED)       2008         2007        2006 (a)         2005            2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
 beginning of period            $    11.63     $    15.67   $    14.02   $    13.48      $    13.51      $    11.84    $     8.95
                                ----------     ----------   ----------   ----------      ----------      ----------    ----------
Income (loss) from
 investment operations:
 Net investment income                0.07           0.13         0.13         0.12(b)         0.11(b)         0.12(b)       0.14(b)
 Net realized and
  unrealized gains (losses)
  on investments                     (5.44)         (2.11)        1.98         0.50            0.08            1.67          2.90
                                ----------     ----------   ----------   ----------      ----------      ----------    ----------
Total from investment
 operations                          (5.37)         (1.98)        2.11         0.62            0.19            1.79          3.04
                                ----------     ----------   ----------   ----------      ----------      ----------    ----------
Less distributions:
 From net investment
  income                             (0.07)         (0.12)       (0.15)       (0.08)          (0.11)          (0.12)        (0.15)
 From net realized gains
  on investments                        --          (1.94)       (0.31)          --           (0.11)             --            --
                                ----------     ----------   ----------   ----------      ----------      ----------    ----------
Total distributions                  (0.07)         (2.06)       (0.46)       (0.08)          (0.22)          (0.12)        (0.15)
                                ----------     ----------   ----------   ----------      ----------      ----------    ----------
Net asset value at
 end of period                  $     6.19     $    11.63   $    15.67   $    14.02      $    13.48      $    13.51    $    11.84
                                ==========     ==========   ==========   ==========      ==========      ==========    ==========
Total return (c)                   (46.38%)(d)    (14.01%)      15.21%        4.60%(d)        1.45%          15.18%        34.24%
                                ==========     ==========   ==========   ==========      ==========      ==========    ==========
Net assets at end
 of period (000's)              $    6,161     $   11,502   $   13,628   $   16,065      $   16,120      $    7,763    $    3,985
                                ==========     ==========   ==========   ==========      ==========      ==========    ==========
Ratio of operating expenses
 to average net assets
 after reimbursement/
 waiver of fees                      1.31%(e)       1.26%        1.22%        1.26%(e)        1.26%           1.17%         1.25%
Ratio of operating expenses
 to average net assets
 before reimbursement/
 waiver of fees                      1.31%(e)       1.26%        1.22%        1.49%(e)        1.66%           1.78%         3.87%
Ratio of net investment
 income to average net assets
 after reimbursement/
 waiver of fees                      1.74%(e)       1.00%        0.82%        1.25%(e)        0.93%           0.98%         1.44%
Portfolio turnover rate                16%(d)         71%          88%          31%             71%             69%           26%

(a)   Fund changed fiscal year end to August 31.

(b) Net investment income per share is based on average shares outstanding during the period.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e)   Annualized.

The accompanying notes are an integral part of the financial statements.

===================================================================================================================================
MONTEAGLE VALUE FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               SIX MONTHS
                                                 ENDED          YEAR           YEAR           YEAR           YEAR           YEAR
                                               FEBRUARY 28,    ENDED          ENDED          ENDED          ENDED          ENDED
                                                  2009       AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                              (UNAUDITED)       2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period                         $    16.67     $    19.44     $    16.55     $    15.43     $    12.16     $    10.92
                                              ----------     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income                             0.08           0.07           0.20           0.19(a)        0.15           0.10
  Net realized and unrealized
      gains (losses) on investments                (7.62)         (0.97)          2.98           1.07           3.16           1.33
                                              ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                   (7.54)         (0.90)          3.18           1.26           3.31           1.43
                                              ----------     ----------     ----------     ----------     ----------     ----------

Less distributions:
  From net investment income                       (0.05)         (0.11)         (0.29)         (0.14)         (0.04)         (0.10)
  From net realized gains
    on investments                                    --          (1.76)            --             --             --          (0.09)
                                              ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                                (0.05)         (1.87)         (0.29)         (0.14)         (0.04)         (0.19)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period              $     9.08     $    16.67     $    19.44     $    16.55     $    15.43     $    12.16
                                              ==========     ==========     ==========     ==========     ==========     ==========

Total return (b)                                 (45.28%)(c)     (5.14%)        19.40%          8.25%         27.30%         13.10%
                                              ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's)           $   10,404     $   19,417     $   23,094     $   20,893     $   20,123     $   16,328
                                              ==========     ==========     ==========     ==========     ==========     ==========

Ratio of operating expenses to
  average net assets after
  reimbursement/waiver of fees                     1.28%(d)       1.25%          1.22%          1.23%          1.37%          1.36%

Ratio of operating expenses to
  average net assets before
  reimbursement/waiver of fees                     1.28%(d)       1.25%          1.22%          1.35%          1.37%          1.36%

Ratio of net investment income to
  average net assets after
  reimbursement/waiver of fees                     1.44%(d)       0.40%          1.07%          1.14%          1.07%          0.85%

Portfolio turnover rate                               0%             0%            31%            28%            25%            35%

(a) Net investment income per share is based on average shares outstanding during the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

The accompanying notes are an integral part of the financial statements.

======================================================================================
MONTEAGLE INFORMED INVESTOR GROWTH FUND
FINANCIAL HIGHLIGHTS
======================================================================================

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        SIX MONTHS
                                                           ENDED              PERIOD
                                                       FEBRUARY 28,            ENDED
                                                           2009             AUGUST 31,
                                                        (UNAUDITED)          2008 (a)
--------------------------------------------------------------------------------------
Net asset value at beginning of period                  $     8.82          $    10.00
                                                        ----------          ----------

Loss from investment operations:
  Net investment loss                                        (0.02)              (0.02)
  Net realized and unrealized losses on investments          (0.28)              (1.16)
                                                        ----------          ----------
Total from investment operations                             (0.30)              (1.18)
                                                        ----------          ----------

Net asset value at end of period                        $     8.52          $     8.82
                                                        ==========          ==========

Total return (b)                                            (3.40%)(c)         (11.80%)(c)
                                                        ==========          ==========

Net assets at end of period (000's)                     $   10,252          $    9,177
                                                        ==========          ==========

Ratio of operating expenses to average net assets            1.28%(d)            1.27%(d)

Ratio of net investment loss to average net assets          (0.63%)(d)          (0.60%)(d)

Portfolio turnover rate                                     2,009%(c)             157%(c)

(a) Represents the period from the initial public offering (April 3, 2008) through August 31, 2008.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

The accompanying notes are an integral part of the financial statements.

================================================================================
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================

1.    ORGANIZATION

Monteagle Funds (the "Trust") was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission ("SEC") as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in its series. The Trust currently consists of the following series:

   Monteagle Fixed Income Fund
   Monteagle Quality Growth Fund (formerly known as Memorial Growth Equity Fund) Monteagle Large Cap Growth Fund
   Monteagle Select Value Fund (formerly known as Memorial Value Equity Fund) Monteagle Value Fund
   Monteagle Informed Investor Growth Fund (each a "Fund" and collectively the "Funds").

Each Fund is a diversified series of Monteagle Funds. The principal investment objective of Monteagle Fixed Income Fund ("Fixed Income Fund") is total return. The principal investment objective of each of Monteagle Quality Growth Fund ("Quality Growth Fund"), Monteagle Large Cap Growth Fund ("Large Cap Growth Fund"), Monteagle Select Value Fund ("Select Value Fund"), Monteagle Value Fund ("Value Fund") and Monteagle Informed Investor Growth Fund ("Informed Investor Growth Fund") is long-term capital appreciation.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION -- Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund's business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect their values as quoted by dealers who make markets in those securities or by an independent pricing source. In the absence of readily available market quotations, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees. At February 28, 2009, no securities were valued at fair value. Securities with maturities of 60 days or less may be valued at amortized cost. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

================================================================================
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Fixed Income Fund's investments as of February 28, 2009:

                                                                MONTEAGLE FIXED
VALUATION INPUTS                                                  INCOME FUND
--------------------------------------------------------------------------------

Level 1 - Quoted Prices                                          $    759,316
Level 2 - Other Significant Observable Inputs                      31,660,065
                                                                 ------------
Total                                                            $ 32,419,381
                                                                 ============
--------------------------------------------------------------------------------

As of February 28, 2009, all of the inputs used to value the investments of Quality Growth Fund, Large Cap Growth Fund, Select Value Fund, Value Fund and Informed Investor Growth Fund were Level 1.

SHARE VALUATION -- Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share for each Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

INTEREST AND DIVIDEND INCOME -- Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions of net investment income to shareholders are declared daily and paid monthly by Fixed Income Fund. Net investment income distributions, if any, for Quality Growth Fund, Large Cap Growth Fund, Select Value Fund, Value Fund and Informed Investor Growth Fund are declared and paid quarterly at the discretion of each Fund's adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

================================================================================
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The tax character of distributions paid during the six months ended February 28, 2009 was as follows:

                                       ORDINARY       LONG-TERM
                                        INCOME       CAPITAL GAIN       TOTAL
--------------------------------------------------------------------------------
Fixed Income Fund                     $  623,587      $       --      $  623,587
Select Value Fund                         64,688              --          64,688
Value Fund                                60,111              --          60,111
--------------------------------------------------------------------------------

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

                                       ORDINARY       LONG-TERM
                                        INCOME       CAPITAL GAIN       TOTAL
--------------------------------------------------------------------------------
Fixed Income Fund                     $1,296,394      $       --      $1,296,394
Select Value Fund                        571,431       1,233,026       1,804,457
Value Fund                               909,651       1,297,806       2,207,457
--------------------------------------------------------------------------------

Quality Growth Fund, Large Cap Growth Fund and Informed Investor Growth Fund paid no distributions during the periods ended February 28, 2009 and August 31, 2008.

ESTIMATES -- These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY LOANS -- The Funds may receive fees or retain a portion of interest on the securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Securities loaned are secured by collateral whose fair value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan is reflected in the net asset value of the Funds. The Funds have the right under the security lending agreement to recover the securities from the borrower on demand. There were no securities loaned by the Funds during the six months ended February 28, 2009.

COMMON EXPENSES -- Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

3.    ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

Parkway Advisors, L.P. ("Parkway") and Nashville Capital Corporation ("Nashville Capital") (each an "Adviser" and, collectively, the "Advisers") serve as the investment advisers to the Funds. Parkway is the Adviser for Quality Growth Fund and Select Value Fund and Nashville

================================================================================
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Capital is the Adviser for Fixed Income Fund, Large Cap Growth Fund, Value Fund and Informed Investor Growth Fund. Subject to the general oversight of the Board of Trustees, the Advisers are responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Board of Trustees on the selection of sub-advisers. Each Fund pays its Adviser a fee based on average daily net assets at the following annual rates:

                                                                                     INFORMED
                                FIXED     QUALITY    LARGE CAP    SELECT             INVESTOR
                               INCOME      GROWTH     GROWTH      VALUE     VALUE     GROWTH
ASSETS                           FUND       FUND       FUND        FUND      FUND      FUND
---------------------------------------------------------------------------------------------
Up to and
    including $25 million       0.965%      1.20%      1.20%       1.20%     1.20%      1.20%
From $25 up to and
    including $50 million       0.965%     1.115%     1.115%      1.115%    1.115%     1.115%
From $50 up to and
    including $100 million      0.845%     0.975%     0.975%      0.975%    0.975%     0.975%
Over $100 million               0.775%     0.875%     0.875%      0.875%    0.875%     0.875%

Under the terms of the Funds' advisory agreements, the Advisers oversee the management of each Fund's investments and pay all of the operating expenses of each Fund except: (i) costs of membership in trade associations; (ii) any expenses recouped by the Advisers; (iii) SEC registration fees and related expenses; (iv) any non-interested Trustee fees; (v) costs of travel for non-interested Trustees; (vi) costs associated with seminars, conventions or trade education for non-interested Trustees; (vii) 50% of the compensation amount approved by Trustees specifically for the Chief Compliance Officer's services for the Trust attributable to the Funds managed by the Advisers; and
(viii) any extraordinary Trust expenses.

For the six months ended February 28, 2009, the advisory fees earned by and payable to the Advisers were as follows:

                                                                    ADVISORY
                                                  ADVISORY        FEES PAYABLE
                                                 FEES EARNED     AS OF 2/28/2009
--------------------------------------------------------------------------------
Fixed Income Fund                                  $154,665         $ 24,149
Quality Growth Fund                                $ 60,948         $  8,473
Large Cap Growth Fund                              $ 96,998         $ 13,291
Select Value Fund                                  $ 47,499         $  6,187
Value Fund                                         $ 75,624         $ 10,432
Informed Investor Growth Fund                      $ 55,525         $ 10,076

================================================================================
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FIXED INCOME FUND -- Nashville Capital has retained Howe & Rusling, Inc. ("H&R") to serve as the sub-adviser to Fixed Income Fund. Nashville Capital has agreed to pay H&R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

QUALITY GROWTH FUND -- Parkway has retained Davis Hamilton Jackson & Associates, L.P. ("DHJA") to serve as the sub-adviser to Quality Growth Fund. Parkway has agreed to pay DHJA an annual advisory fee of 0.30% of average daily net assets.

LARGE CAP GROWTH FUND -- Nashville Capital has retained Northstar Capital Management, Inc. ("Northstar") to serve as the sub-adviser to Large Cap Growth Fund. Nashville Capital has agreed to pay Northstar an annual advisory fee of 0.50% of average daily net assets.

VALUE FUND -- Nashville Capital has retained Robinson Investment Group, Inc. ("Robinson") to serve as the sub-adviser to Value Fund. Nashville Capital has agreed to pay Robinson an annual advisory fee of 0.60% of average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

INFORMED INVESTOR GROWTH FUND -- Nashville Capital has retained T.H. Fitzgerald & Company ("T.H. Fitzgerald") to serve as the sub-adviser to Informed Investor Growth Fund. Nashville Capital has agreed to pay T.H. Fitzgerald an annual advisory fee of 0.65% of average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

Two officers of Parkway are also officers of the Trust; one of them is also an interested Trustee.

MUTUAL FUND SERVICES AGREEMENT

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Funds. For these services, Ultimus receives an annual base fee of $225,000, plus an asset-based fee at the annual rate of 0.15% of the Funds' aggregate average daily net assets from $200 million to $300 million; 0.125% of such assets from $300 million to $400 million; and 0.10% of such assets in excess of $400 million. The fees payable to Ultimus are paid by the Advisers (not the Funds).

DISTRIBUTION AGREEMENT

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Funds' principal underwriter. The Distributor receives annual compensation of $6,000 for such services. The fees payable to the Distributor are paid by the Advisers (not the Funds).

COMPLIANCE SERVICES

An employee of Parkway is the Chief Compliance Officer (the "CCO") of the Trust. The CCO provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. Each Fund pays $5,000 annually to Parkway for providing CCO services.

================================================================================
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    SECURITIES TRANSACTIONS

During the six months ended February 28, 2009, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

                                                                                                         INFORMED
                                FIXED         QUALITY       LARGE CAP       SELECT                       INVESTOR
                               INCOME         GROWTH         GROWTH         VALUE          VALUE          GROWTH
                                 FUND           FUND           FUND          FUND           FUND           FUND
-------------------------------------------------------------------------------------------------------------------
Purchases of
    investment securities   $  1,974,709   $  2,034,148   $  6,125,921   $  1,578,873   $         --   $119,267,060
                            ============   ============   ============   ============   ============   ============
Proceeds from sales of
    investment securities   $  2,350,500   $  1,913,719   $  7,680,481   $  1,169,059   $         --   $122,777,792
                            ============   ============   ============   ============   ============   ============

5.    TAX MATTERS

It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2009:

                                                                                                         INFORMED
                           FIXED          QUALITY        LARGE CAP        SELECT                         INVESTOR
                          INCOME          GROWTH          GROWTH          VALUE           VALUE           GROWTH
                            FUND            FUND            FUND           FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
Accumulated
   ordinary income     $         79    $     20,323    $     18,279    $     32,691    $     52,413    $         --
Capital loss
   carryforwards         (1,482,725)     (2,724,059)     (4,812,876)             --              --              --
Post-October losses              --        (217,829)       (261,358)       (208,268)       (655,690)     (1,282,654)
Other gains (losses)       (260,362)       (978,333)     (4,766,792)         25,538          45,194         646,557
Net unrealized
   appreciation
   (depreciation)           490,059      (3,495,579)     (1,883,860)     (6,011,794)     (2,493,731)       (273,465)
                       ------------    ------------    ------------    ------------    ------------    ------------
Accumulated deficit    $ (1,252,949)   $ (7,395,477)   $(11,706,607)   $ (6,161,833)   $ (3,051,814)   $   (909,562)
                       ============    ============    ============    ============    ============    ============

================================================================================
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

As of August 31, 2008, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

                                AMOUNT      EXPIRATION DATE
-----------------------------------------------------------

Fixed Income Fund             $  367,674          2009
                                 100,359          2010
                                 698,715          2012
                                  86,568          2013
                                 168,181          2015
                                  61,228          2016
                              ----------
                              $1,482,725
                              ==========

Quality Growth Fund           $  234,908          2009
                               1,658,403          2010
                                 471,453          2011
                                 296,216          2012
                                  63,079          2016
                              ----------
                              $2,724,059
                              ==========

Large Cap Growth Fund         $2,182,811          2011
                               2,165,647          2012
                                 309,209          2013
                                 155,209          2014
                              ----------
                              $4,812,876
                              ==========

In addition, Quality Growth Fund, Large Cap Growth Fund, Select Value Fund, Value Fund and Informed Investor Growth Fund had realized capital losses of $217,829, $261,358, $208,268, $655,690 and $1,282,654, respectively, during the period November 1, 2007 through August 31, 2008, which are treated for federal income tax purposes as arising during the Funds' tax year ending August 31, 2009. These "post-October losses" may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

================================================================================
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is based upon the federal income tax cost of the investment securities as of February 28, 2009:

                                                                                                       INFORMED
                         FIXED          QUALITY        LARGE CAP        SELECT                         INVESTOR
                        INCOME          GROWTH          GROWTH          VALUE           VALUE           GROWTH
                          FUND            FUND            FUND           FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------
Federal tax cost     $ 31,929,322    $ 11,986,750    $ 15,293,725    $ 12,149,303    $ 12,852,474    $  6,559,967
                     ============    ============    ============    ============    ============    ============
Gross unrealized
    appreciation     $    850,156    $    203,863    $    598,776    $      5,769    $  1,279,879    $         --
Gross unrealized
    depreciation         (360,097)     (3,699,442)     (2,482,636)     (6,017,563)     (3,773,610)       (273,465)
                     ------------    ------------    ------------    ------------    ------------    ------------
Net unrealized
    appreciation
    (depreciation)   $    490,059    $ (3,495,579)   $ (1,883,860)   $ (6,011,794)   $ (2,493,731)   $   (273,465)
                     ============    ============    ============    ============    ============    ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Quality Growth Fund and Informed Investor Growth Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes," a clarification of FASB No. 109 "Accounting for Income Taxes," establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the February 29, 2008 effective date. The adoption of FIN 48 had no impact on the Funds' net assets or results of operations.

As of and during the six months ended February 28, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. Additionally, during the six months February 28, 2009, the Funds did not incur any interest or penalties.

================================================================================
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

6.    CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under
Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2009, the following shareholders owned of record the following percentages of the outstanding shares of each Fund:

                                                                   PERCENT OWNED AS OF
                                              SHAREHOLDER           FEBRUARY 28, 2009
--------------------------------------------------------------------------------------
Fixed Income Fund                 Farmers and Merchant Corp.                60%
                                  Hubco Regions Financial Corp.             36%

Quality Growth Fund               Charles Schwab & Co., Inc.                53%
                                  Hubco Regions Financial Corp.             36%

Large Cap Growth Fund             Farmers and Merchant Corp.                97%

Select Value Fund                 Hubco Regions Financial Corp.             85%

Value Fund                        Farmers and Merchant Corp.                89%

Informed Investor Growth Fund     Farmers and Merchant Corp.                62%
                                  Louis S. and Alexandra F. Wells           37%

7.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.    SECTOR RISK

When the Funds emphasize one or more economic sectors, they may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a Fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

================================================================================
MONTEAGLE FUNDS
OTHER INFORMATION (UNAUDITED)
================================================================================

PROXY POLICIES -- The Trust has adopted Proxy Voting Polices and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds' policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, or on the SEC's website at http://www.sec.gov.

N-Q FILING -- The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31, respectively. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov., or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

================================================================================
MONTEAGLE FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2008) and held until the end of the period (February 28, 2009).

The tables that follow illustrate each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

================================================================================
MONTEAGLE FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Funds' expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund's Prospectus.

FIXED INCOME FUND
------------------------------------------------------------------------------------------------
                                         BEGINNING               ENDING
                                       ACCOUNT VALUE          ACCOUNT VALUE       EXPENSES PAID
                                     SEPTEMBER 1, 2008     FEBRUARY 28, 2009     DURING PERIOD*
------------------------------------------------------------------------------------------------
Based on Actual Fund Return               $1,000.00              $1,023.50             $5.12

Based on Hypothetical 5% Return
    (before expenses)                     $1,000.00              $1,019.74             $5.11
------------------------------------------------------------------------------------------------

* Expenses are equal to Fixed Income Fund's annualized expense ratio of 1.02% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

QUALITY GROWTH FUND
------------------------------------------------------------------------------------------------
                                         BEGINNING               ENDING
                                       ACCOUNT VALUE          ACCOUNT VALUE       EXPENSES PAID
                                     SEPTEMBER 1, 2008     FEBRUARY 28, 2009     DURING PERIOD*
------------------------------------------------------------------------------------------------
Based on Actual Fund Return               $1,000.00              $  607.60             $5.14

Based on Hypothetical 5% Return
    (before expenses)                     $1,000.00              $1,018.40             $6.46
------------------------------------------------------------------------------------------------

* Expenses are equal to Quality Growth Fund's annualized expense ratio of 1.29% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------
                                          BEGINNING             ENDING
                                        ACCOUNT VALUE        ACCOUNT VALUE        EXPENSES PAID
                                      SEPTEMBER 1, 2008    FEBRUARY 28, 2009     DURING PERIOD*
------------------------------------------------------------------------------------------------
Based on Actual Fund Return                $1,000.00            $  603.50              $5.05

Based on Hypothetical 5% Return
    (before expenses)                      $1,000.00            $1,018.50              $6.36
------------------------------------------------------------------------------------------------
*     Expenses are equal to Large Cap Growth Fund's annualized  expense ratio of
      1.27% for the period,  multiplied  by the average  account  value over the period, multiplied by 181/365 (to reflect the one-half year period).

================================================================================
MONTEAGLE FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

SELECT VALUE FUND
-----------------------------------------------------------------------------------------------
                                         BEGINNING              ENDING
                                       ACCOUNT VALUE         ACCOUNT VALUE        EXPENSES PAID
                                     SEPTEMBER 1, 2008     FEBRUARY 28, 2009     DURING PERIOD*
-----------------------------------------------------------------------------------------------
Based on Actual Fund Return               $1,000.00             $  536.20              $4.99

Based on Hypothetical 5% Return
    (before expenses)                     $1,000.00             $1,018.30              $6.56
-----------------------------------------------------------------------------------------------

* Expenses are equal to Select Value Fund's annualized expense ratio of 1.31% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

VALUE FUND
-----------------------------------------------------------------------------------------------
                                         BEGINNING              ENDING
                                       ACCOUNT VALUE         ACCOUNT VALUE        EXPENSES PAID
                                     SEPTEMBER 1, 2008     FEBRUARY 28, 2009     DURING PERIOD*
-----------------------------------------------------------------------------------------------
Based on Actual Fund Return               $1,000.00             $  547.20              $4.91

Based on Hypothetical 5% Return
    (before expenses)                     $1,000.00             $1,018.45              $6.41
-----------------------------------------------------------------------------------------------

* Expenses are equal to Value Fund's annualized expense ratio of 1.28% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

INFORMED INVESTOR GROWTH FUND
-----------------------------------------------------------------------------------------------
                                         BEGINNING              ENDING
                                       ACCOUNT VALUE         ACCOUNT VALUE        EXPENSES PAID
                                     SEPTEMBER 1, 2008     FEBRUARY 28, 2009     DURING PERIOD*
-----------------------------------------------------------------------------------------------
Based on Actual Fund Return               $1,000.00             $  966.00              $6.24

Based on Hypothetical 5% Return
    (before expenses)                     $1,000.00             $1,018.45              $6.41
-----------------------------------------------------------------------------------------------

* Expenses are equal to Informed Investor Growth Fund's annualized expense ratio of 1.28% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

================================================================================
MONTEAGLE FUNDS
BOARD APPROVAL OF MANAGEMENT AGREEMENT FOR THE FUNDS (UNAUDITED)
================================================================================

At a Special Meeting of Shareholders on April 17, 2009, Shareholders of the Quality Growth Fund and the Select Value Fund (individually, a "Fund" and collectively, the "Funds") approved a new Management Agreement between the Trust and Nashville Capital Corporation (the "New Management Agreement"). Proxy materials were prepared after the Board of Trustees' (the "Board") consideration of data concerning Nashville Capital Corporation (the "Adviser").

The Board met and evaluated the New Management Agreement on February 23, 2009. In connection with the February 23, 2009 meeting, the Independent Trustees requested and evaluated information they deemed reasonably necessary to their review process during a meeting on January 30, 2009. The Board received information describing the services to be provided by the Adviser, including information about (i) the nature, extent and quality of services to be provided by the Adviser; (ii) the investment performance of the Quality Growth Fund and the Select Value Funds measured against appropriate benchmarks; and (iii) general information about the Adviser. The Independent Trustees met in executive session and were advised by experienced independent counsel throughout their deliberations. At its meeting, the Board considered:

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed the functions performed by Nashville Capital Corporation and its personnel and the Adviser's investment and compliance oversight process. The Board also considered information concerning the Adviser's financial condition and the quality of services provided - including their review and coordination with and of sub-advisers of each applicable Fund. A representative of the Adviser was present at the Board meeting to discuss operations and performance. The Board also reviewed information on the performance of the Quality Growth Fund and the Select Value Fund, along with the performance information of a relevant securities index and a group of peer funds. The Board noted Nashville Capital Corporation's ability to monitor the performance of the Funds under its management  agreement  with  the  Trust;  and to  assist  the  subadvisors  with evaluating and enhancing the performance of those Funds. Based on the information provided and the Board's previous experience with the Nashville Capital Corporation, the Board concluded that the nature and extent of the services provided and to be provided by the Adviser was appropriate and that the quality was good.

FEES AND EXPENSES. The Board of Trustees considered the management fee rates proposed under the New Management Agreement. The Board noted that the fee rates of the New Management Agreement are identical to the fee rates under the current Management Agreement; that the Agreements have a "universal fee" structure under which the Advisers receive a higher fee in exchange for the Advisers' agreement to pay all Trust/Fund expenses not excepted out - that is, to be paid by the Trust/Funds, under the Agreement; that the proposed amendment adds to the expenses to be paid by the Trust/Funds; and that the added expenses to be paid by the Trust/Funds are items typically under the exclusive discretion of the Board. The Board reviewed the total expense ratios for the Quality Growth Fund and Select Value Fund in relation to those of comparable funds. The Board also reviewed information associated with the Trustee Expenses and CCO fees which is the same under the Current Management Agreement and proposed New Management Agreement. The Board noted that the "universal fee" currently charged by Parkway Advisors, LP would not change with Nashville Capital Corporation and was competitive with the average for similar funds. The Board concluded that the management fee (including excepted expenses) was reasonable and appropriate in amount given the quality of services previously provided and currently proposed.

================================================================================
MONTEAGLE FUNDS
BOARD APPROVAL OF MANAGEMENT AGREEMENT FOR THE FUNDS (UNAUDITED) (CONTINUED)
================================================================================

PROFITABILITY. The Board considered information regarding the costs of services provided and profitability of the Adviser with respect to its fees received under the New Management Agreement. The Board concluded that the profits expected by Nashville Capital Corporation were not unreasonable.

ECONOMIES OF SCALE. As part of its review of the New Management Agreement, the Board considered whether there will be economies of scale with respect to the management of the Funds by one Adviser and whether each Fund will benefit from any economies of scale. The Board noted the presence of breakpoints in the management fees that will provide shareholders with the benefit of lower expenses at higher asset levels. The Board concluded that, given the nature and size of the Fund and the costs of the Adviser in providing services, the management fee reflects an appropriate level of sharing of any economies of scale.

OTHER BENEFITS TO THE ADVISERS. The Board noted that Nashville Capital Corporation indicated that it does not believe it will receive any fall-out benefits as a result of its relationship with the Quality Growth Fund and the Select Value Fund. The Board also considered that Nashville Capital Corporation does not expect nor does it have any soft-dollar arrangements associated with the Funds.

Based upon these considerations, the Board, including all of the Independent Trustees voting separately, concluded that that the terms of the Mew Management Agreement are fair and reasonable and that approval of the New Management Agreement is in the best interests of the Funds and their shareholders; that the services to be performed under the New Management Agreement are services required for the operation of the Funds; that the Adviser has provided satisfactory advisory services in the past; and that the fees for the advisory services which the Adviser will perform were within the range of what would have been negotiated at arm's length in light of the circumstances.

================================================================================
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUBADVISORY AGREEMENT FOR THE MONTEAGLE FIXED INCOME FUND (UNAUDITED)
================================================================================

On October 17, 2008, the Board of Trustees (the "Board") of the Monteagle Funds (the "Trust") met and evaluated the Subadvisory Agreement between the Trust, Nashville Capital Corporation (the "Adviser") and Howe & Rusling, Inc. ("H&R") with respect to the Monteagle Fixed Income Fund (the "Fixed Income Fund"). The Independent Trustees requested and evaluated information they deemed reasonably necessary to their review process. The Board received information describing the services to be provided by H&R, including information about (i) the nature, extent and quality of services to be provided by H&R; (ii) the investment performance of the Fixed Income Fund measured against appropriate benchmarks; and (iii) general information about H&R. The Independent Trustees met in executive session and were advised by experienced independent counsel throughout their deliberations. At its meeting, the Board considered:

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed the functions performed by H&R, the portfolio management team and support staff of H&R. The Board reviewed H&R's investment strategy and process for the Fixed Income Fund, H&R's financial condition and considered the quality of services provided. The Board also reviewed information on the performance of the Fixed Income Fund and the performance of its benchmark index and a group of peer funds. The comparison revealed that the Fixed Income Fund has been managed with a long-term perspective and has been strictly managed within stated objectives and limitations to maintain the desired style; that H&R's short and long-term performance was generally better than the group of peer funds; and that, while the performance of the strategy has typically not led to performance better than the Fund's benchmark index, H&R's long-term performance was in-line when taking the Fixed Income Fund's investment restrictions and higher quality portfolio into account. Based on the information provided and the Board's previous experience with H&R, the Board concluded that the nature and extent of the services provided and to be provided by H&R were appropriate and that the quality of the services was acceptable.

FEES. The Board considered the subadvisory fee rates under the Subadvisory Agreement and noted that the fee rates have not changed. The Board concluded that the subadvisory fee was reasonable and appropriate in amount given the quality of services provided.

PROFITABILITY. The Board considered the profitability information provided by H&R with respect to its fees received under the Subadvisory Agreement. The Board considered that the subadvisory fee rates were negotiated at arm's length between Nashville Capital and H&R, and that H&R is paid by Nashville Capital. The Board concluded that the profits realized by H&R were not unreasonable.

ECONOMIES OF SCALE. The Board considered the extent to which economies of scale have been realized as the Fixed Income Fund's assets have grown and whether subadvisory fee levels reflect those economies of scale for the benefit of the Fund's investors. Following further discussion of the Fixed Income Fund's asset levels, expectations for growth and fee levels, the Board of Trustees determined that the Fund's fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the H&R.

OTHER BENEFITS TO H&R. The Board noted that H&R has indicated that H&R does not enjoy "fall-out" benefits as a result of its relationship with the Fixed Income Fund.

================================================================================
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUBADVISORY AGREEMENT FOR THE MONTEAGLE FIXED INCOME FUND (UNAUDITED) (CONTINUED)
================================================================================

Based upon these  considerations,  the Board,  including all of the  Independent
Trustees voting separately, concluded that that the terms of the Subadvisory Agreement were fair and reasonable and that approval of the Agreement for an additional annual period was in the best interests of the Fixed Income Fund and its shareholders; that the services to be performed under the Subadvisory Agreement were services required for the operation of the Fixed Income Fund; that H&R has provided satisfactory advisory services to the Fixed Income Fund in the past; and that the fees for the advisory services which H&R will perform were within the range of what would have been negotiated at arm's length in light of the circumstances.

================================================================================
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUBADVISORY AGREEMENT FOR THE QUALITY GROWTH
FUND (UNAUDITED)
================================================================================

At a Special Meeting of Shareholders on April 17, 2009, Shareholders of the Quality Growth Fund (the "Fund") approved a new Subadvisory Agreement between the Trust, Nashville Capital Corporation (the "New Adviser") and Davis Hamilton Jackson & Associates, L.P. (the "Subadviser") with respect to the Fund (the "New Subadvisory Agreement"). Proxy materials were prepared after the Board of Trustees' (the "Board") consideration of data concerning the Subadviser.

The Board met and evaluated the New Sub-advisory Agreement on February 23, 2009. Prior to the February 23, 2009 meeting, the Board, including the Independent Trustees, reviewed and evaluated materials received in connection with a Subadvisory Agreement by and among the Trust, Parkway Advisors, LP and the Subadviser, dated October 19, 2007 (the "Original Subadvisory Agreement"), as well as updated information and performance reports. The Independent Trustees previously received a memorandum from counsel to the Independent Trustees describing their duties in connection with contract approvals. The Independent Trustees requested and evaluated information they deemed reasonably necessary as part of the review process. After reviewing all of the information and considering all prior dealings with the Subadviser, the Independent Trustees recommended approval of the New Subadvisory Agreement to the full Board.

As a result of the process described above, the Board discussed information describing the services to be provided by the Subadviser, including information about (i) the nature, extent and quality of services to be provided by the Subadviser; (ii) the proposed subadvisory fee rates relative to a peer group;
(iii) the investment performance of the Fund measured against appropriate benchmarks; and (iv) general information about the Subadviser. The Independent Trustees were advised by experienced independent counsel throughout their deliberations. At its meeting, the Board considered:

NATURE, EXTENT AND QUALITY OF SERVICES. The Board discussed the functions performed by the Subadviser, the portfolio management team and support staff of the Subadviser and the Subadviser's investment strategy and process for the Fund, the Subadviser's financial condition, and considered the quality of services provided. The Board also reviewed information on the performance of the Fund, along with the performance information of a relevant securities index and a group of peer funds; noting that the Subadviser strictly adhered to the style designated for the Fund, that its performance in the recent market turmoil was ahead of many of its peers. Based on the information provided and the Board's previous experience with the Subadviser, the Board concluded that the nature and extent of the services provided and to be provided by the Subadviser were appropriate and that the quality was good.

FEES. The Board considered the subadvisory fee rates proposed under the New Subadvisory Agreement. The Board noted that the fee rates under the New Subadvisory Agreement are identical to the fee rates under the Original Subadvisory Agreement. The Board noted that the fee charged by the Subadviser for the Fund was competitive and below the average for similar funds. The Board concluded that the subadvisory fee was reasonable and appropriate in amount given the services provided.

================================================================================
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUBADVISORY AGREEMENT FOR THE QUALITY GROWTH
FUND (UNAUDITED) (CONTINUED)
================================================================================

PROFITABILITY. The Board discussed the profitability information previously provided by the Subadviser with respect to its fees received under the Original Subadvisory Agreement. The Board considered that the subadvisory fee rates were negotiated at arm's length between the New Adviser and the Subadviser, and that the Subadviser would be paid by the New Adviser. The Board concluded that the profits realized by the Subadviser were not unreasonable.

ECONOMIES OF SCALE. As part of its review of the New Subadvisory Agreement, the Board considered whether there will be economies of scale with respect to the management of the Fund and whether the Fund will benefit from any economies of scale. The Board noted that the Subadviser has represented that economies of scale might be realized as a result of asset growth. The Board noted the presence of breakpoints in the management fees that will provide shareholders with the benefit of lower expenses at higher asset levels. The Board considered that for the Fund that, given the nature and size of the Fund and the costs of the Subadviser in providing portfolio management services, the subadvisory fee reflects an appropriate level of sharing of any economies of scale.

OTHER BENEFITS TO THE SUBADVISER. The Board noted that the Subadviser has indicated that the Subadviser does not believe it receives any fall-out benefits as a result of its relationship with the Fund itself. However, the Board considered that the Subadviser has soft-dollar arrangements on behalf of its equity portfolios including the Fund.

Based upon these considerations, the Board, including all of the Independent Trustees voting separately, concluded that that the terms of the New Subadvisory Agreement were fair and reasonable and that approval of the Agreement was in the best interests of the Fund and its shareholders; that the services to be performed under the New Subadvisory Agreement were services required for the operation of the Fund; that the Subadviser has provided satisfactory advisory services to the Fund in the past; and that the fees for the advisory services which the Subadviser will perform were within the range of what would have been negotiated at arm's length in light of the circumstances.

================================================================================
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUBADVISORY AGREEMENT FOR THE SELECT VALUE
FUND (UNAUDITED)
================================================================================

At a Special Meeting of Shareholders on April 17, 2009, Shareholders of the Select Value Fund (the "Fund") approved a new Subadvisory Agreement between the Trust, Nashville Capital Corporation (the "New Adviser") and Parkway Advisors, LP ("Parkway") with respect to the Fund (the "New Subadvisory Agreement"). Proxy materials were prepared after the Board of Trustees' (the "Board") consideration of data concerning Parkway.

The Board met and evaluated the New Sub-advisory Agreement on February 23, 2009. Prior to the February 23, 2009 meeting, the Board, including the Independent Trustees, reviewed and evaluated materials received in connection with a Management Agreement by and among the Trust, Nashville Capital Corporation and Parkway, as amended January 11, 2008 (the "Current Management Agreement"), as well as updated information and performance reports. The Independent Trustees previously received a memorandum from counsel to the Independent Trustees describing their duties in connection with contract approvals. The Independent Trustees requested and evaluated information they deemed reasonably necessary as part of the review process. After reviewing all of the information and considering all prior dealings with Parkway, the Independent Trustees recommended approval of the New Subadvisory Agreement to the full Board.

As a result of the process described above, the Board discussed information describing the services to be provided by Parkway, including information about
(i) the nature, extent and quality of services to be provided by Parkway; (ii) the proposed subadvisory fee rates relative to a peer group; (iii) the investment performance of the Fund measured against appropriate benchmarks; and
(iv) general information about Parkway. The Independent Trustees were advised by experienced independent counsel throughout their deliberations. At its meeting, the Board considered:

NATURE, EXTENT AND QUALITY OF SERVICES. The Board discussed the functions performed by Parkway, the portfolio management team and support staff of Parkway and Parkway's investment strategy and process for the Fund, Parkway's financial condition, and considered the quality of services provided. The Board also reviewed information on the performance of the Fund, along with the performance information of a relevant securities index and a group of peer funds; noting that Parkway endeavored to strictly adhere to the style designated for the Fund, that the value style of investing was difficult during the past year, and that its performance in the recent market turmoil was consistent with the benchmark index and many of its peers. Based on the information provided and the Board's previous experience with Parkway, the Board concluded that the nature and extent of the services provided and to be provided by Parkway were appropriate and that the quality was good.

FEES. The Board considered the subadvisory fee rates proposed under the New Subadvisory Agreement. The Board noted that the subadvisory fee rates under the New Subadvisory Agreement for the Fund were competitive for similar funds. The Board concluded that the subadvisory fee was reasonable and appropriate in amount given the services provided.

PROFITABILITY. The Board discussed the profitability of Parkway with respect to fees received under the Original Subadvisory Agreement. The Board considered that the subadvisory fee rates were negotiated at arm's length between the New Adviser and Parkway, and that Parkway would be paid by the New Adviser. The Board concluded that the profits realized by Parkway were not unreasonable.

================================================================================
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUBADVISORY AGREEMENT FOR THE SELECT VALUE
FUND (UNAUDITED) (CONTINUED)
================================================================================

ECONOMIES OF SCALE. As part of its review of the New Subadvisory Agreement, the Board considered whether there will be economies of scale with respect to the management of the Fund and whether the Fund will benefit from any economies of scale. The Board noted that Parkway has represented that economies of scale might be realized as a result of asset growth. The Board noted the presence of breakpoints in the management fees that will provide shareholders with the benefit of lower expenses at higher asset levels. The Board concluded for the Fund that, given the nature and size of the Fund and the costs of Parkway in providing portfolio management services, the subadvisory fee reflects an appropriate level of sharing of any economies of scale.

OTHER BENEFITS TO PARKWAY. The Board noted that Parkway has indicated that Parkway does not believe it receives any fall-out benefits as a result of its relationship with the Fund itself. Additionally, the Board considered that Parkway does not have any soft-dollar arrangements on behalf of its equity portfolios including the Fund.

Based upon these considerations, the Board, including all of the Independent Trustees voting separately, concluded that that the terms of the New Subadvisory Agreement were fair and reasonable and that approval of the Agreement was in the best interests of the Fund and its shareholders; that the services to be performed under the New Subadvisory Agreement were services required for the operation of the Fund; that Parkway has provided satisfactory advisory services to the Fund in the past; and that the fees for the advisory services which Parkway will perform were within the range of what would have been negotiated at arm's length in light of the circumstances.

                      This Page Intentionally Left Blank.

                               [GRAPHIC OMITTED]
                                MONTEAGLE FUNDS


                               THE MONTEAGLE FUNDS

                               INVESTMENT ADVISERS
                             Parkway Advisors, L.P.
                             6550 Directors Parkway
                              Abilene, Texas 79606

                          Nashville Capital Corporation
                         209 10th Ave. South, Suite 332
                               Nashville, TN 37203

                                   DISTRIBUTOR
                         Ultimus Fund Distributors, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

                          TRANSFER AGENT, ADMINISTRATOR
                          & SHAREHOLDER SERVICING AGENT
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

                                 (888) 263-5593
                             www.monteaglefunds.com


This report is submitted for the general information the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Monteagle Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Carl C. Peterson
                              --------------------------------------------------
                                    Carl C. Peterson, President

Date          April 30, 2009
         -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Carl C. Peterson
                              --------------------------------------------------
                                    Carl C. Peterson, President

Date          April 30, 2009
         -------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          April 30, 2009
         -------------------------

* Print the name and title of each signing officer under his or her signature.